                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4133
                                   ------------


                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    9/30
                         --------------

   Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM)
   STRATEGIC ALLOCATION FUND

------------------------------------------------------------------------------

   ANNUAL REPORT FOR
   THE PERIOD ENDED
   SEPT. 30, 2006

>  RIVERSOURCE STRATEGIC
   ALLOCATION FUND SEEKS TO
   PROVIDE SHAREHOLDERS MAXIMUM
   TOTAL RETURN THROUGH A
   COMBINATION OF GROWTH OF
   CAPITAL AND CURRENT INCOME.

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

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    6

The Fund's Long-term Performance .......................................   12

Investments in Securities ..............................................   14

Financial Statements ...................................................   40

Notes to Financial Statements ..........................................   44

Report of Independent Registered Public Accounting Firm ................   59

Federal Income Tax Information .........................................   60

Fund Expenses Example ..................................................   62

Board Members and Officers .............................................   64

Approval of Investment Management Services Agreement ...................   67

Proxy Voting ...........................................................   67

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


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2 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2006

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FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Strategic Allocation Fund offers broad market exposure through tactical asset allocation driven by quantitative models. The Fund offers broad diversification across asset classes and investment styles.

------------------------------------------------------------------------------
ASSET ALLOCATION AND SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Stocks(1)                                  72.4%
Bonds(2)                                   18.3%     [PIE CHART]
Senior Loans                                0.1%
Cash & Cash Equivalents(4)                  9.2%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Financials 20.4%, Consumer Discretionary 9.5%, Industrials
      7.9%, Energy 7.8%, Health Care 6.9%, Information Technology 4.9%,
      Consumer Staples 4.8%, Telecommunication Services 4.4%, Materials 4.3% and Utilities 1.5%.

(2)   Includes Corporate Bonds(3) 6.8%, Mortgage-Backed 4.9%, Commercial
      Mortgage-Backed 2.4%, U.S. Government Obligations & Agencies 2.1%,
      Foreign Government 1.6% and Asset-Backed 0.5%.

(3)   Includes Telecommunication 1.7%, Consumer Discretionary 1.1%, Utilities
      0.9%, Materials 0.7%, Energy 0.6%, Financials 0.5%, Health Care 0.5%,
      Consumer Staples 0.4%, and Industrials 0.4%.

(4) Of the 9.2%, 5.1% is due to security lending activity and 4.1% is the Fund's cash equivalent position.

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TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

iShares MSCI Emerging Markets Index Fund    4.5%
Exxon Mobil                                 2.0
Johnson & Johnson                           1.7
Merck & Co                                  1.3
ConocoPhillips                              1.3
Chevron                                     1.2
Verizon Communications                      1.2
Fannie Mae                                  1.1
AT&T                                        1.0
Wal-Mart Stores                             0.9

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


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RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 3

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
          X            LARGE
          X            MEDIUM   SIZE
          X            SMALL

       DURATION
SHORT    INT.    LONG
          X            HIGH
          X            MEDIUM   QUALITY
          X            LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

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PORTFOLIO MANAGERS
------------------------------------------------------------------------------

EQUITIES

                                                             YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                                           13
Gina Mourtzinou, Ph.D.                                              10
Alexander Sauer-Budge, Ph.D.                                         3

FIXED-INCOME

                                                             YEARS IN INDUSTRY
Tom Murphy, CFA                                                     20
Scott Kirby                                                         27
Jamie Jackson, CFA                                                  18

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FUND FACTS
------------------------------------------------------------------------------

                                            TICKER SYMBOL       INCEPTION DATE
Class A                                         IMRFX               1/23/85
Class B                                         IMRBX               3/20/95
Class C                                         RSSCX               6/26/00
Class Y                                         IDRYX               3/20/95

Total net assets                                             $1.392 billion

Number of holdings                                                    1,163


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4 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                      For the year ended Sept. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Strategic Allocation Fund Class A (excluding sales charge)             +9.88%
Standard & Poor's 500 Index (S&P 500 Index) (unmanaged)                           +10.79%
Lehman Brothers Aggregate Bond Index                                               +3.67%
Blended Index -- 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index    +7.94%
Lipper Flexible Portfolio Funds Index                                              +8.47%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                         SINCE
Without sales charge           1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------------
Class A (inception 1/23/85)    +9.88%   +12.60%    +8.11%    +6.18%     +10.97%
--------------------------------------------------------------------------------
Class B (inception 3/20/95)    +9.09%   +11.73%    +7.26%    +5.37%      +6.71%
--------------------------------------------------------------------------------
Class C (inception 6/26/00)    +9.11%   +11.77%    +7.26%      N/A       +2.77%
--------------------------------------------------------------------------------
Class Y (inception 3/20/95)   +10.07%   +12.79%    +8.29%    +6.34%      +7.69%
--------------------------------------------------------------------------------
With sales charge
--------------------------------------------------------------------------------
Class A (inception 1/23/85)    +3.56%   +10.40%    +6.84%    +5.55%     +10.67%
--------------------------------------------------------------------------------
Class B (inception 3/20/95)    +4.09%   +10.65%    +6.96%    +5.37%      +6.71%
--------------------------------------------------------------------------------
Class C (inception 6/26/00)    +8.11%   +11.77%    +7.26%      N/A       +2.77%
--------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class Y shares. This share class is available to qualifying institutional investors only.


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RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, RiverSource Strategic Allocation Fund's portfolio management teams discuss the Fund's results and positioning for the 12 months ended Sept. 30, 2006. Effective Nov. 10, 2006, Alexander Sauer-Budge, portfolio manager, replaced Jonathan Calvert.

Q: How did RiverSource Strategic Allocation Fund perform for the annual period?

A: RiverSource Strategic Allocation Fund gained 9.88% (Class A shares, excluding sales charge) for the 12 months ended Sept. 30, 2006. The Fund underperformed the 10.79% advance of the broad-based S&P 500 Index (S&P
      500), an unmanaged group of large company stocks, but outperformed the 3.67% return of the Lehman Brothers Aggregate Bond Index (Lehman Index), an unmanaged index representing U.S. taxable investment-grade bonds, during the same period. The Fund also outperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which rose 8.47%. The Blended Index, which is composed of 60% S&P 500 Index and 40% Lehman Index, returned 7.94% during the same time period.

------------------------------------------------------------------------------
      THE FUND BENEFITED IN PARTICULAR FROM ITS SIGNIFICANT ALLOCATION TO AND STOCK SELECTION WITHIN INTERNATIONAL LARGE-CAP EQUITIES.
------------------------------------------------------------------------------

Q: What factors most significantly affected asset allocation and performance for the equity portion of the Fund?

A: Effective asset allocation drove performance most during the annual period. The Fund benefited in particular from its significant allocation to and stock selection within international large-cap equities. The Fund's international equity and emerging market equity sub-portfolios produced strong returns during the period. The Fund's emerging market equity sub-portfolio is invested in iShares, an exchange traded fund based on its asset class index that is designed to closely track that index. The Fund also benefited from its modest allocation to the fixed income sector, as the Lehman Index underperformed the S&P 500. Modestly detracting from the Fund's results was its exposure to U.S. large-cap stocks and U.S. small-cap and mid-cap stocks, as these equity sub-portfolios slightly underperformed their respective index.


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6 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      The Fund's performance was also driven during the period by the selection of U.S. stocks of all capitalizations using the Fund's three quantitative models -- value, momentum and quality. We utilize these three distinct models in pursuit of style diversification for the Fund.

      Within the U.S. large-cap equity sub-portfolio, the quality and value portions outperformed the S&P 500, but this was more than offset by the underperformance of the momentum model. Within the U.S. small-cap equity sub-portfolio, the models performed similarly.

      Within the international large-cap sub-portfolio, performance was driven by the selection of stocks using the value, momentum and quality models, each modified from the U.S. models based on international market-specific characteristics. For the reporting period, the quality and value portions performed strongly, here outweighing the disappointing results produced by the momentum model.

      In both the U.S. and international sub-portfolios of the Fund over this reporting period, results demonstrated the advantages of employing style diversification. In addition, our use of risk modeling -- limits on individual holding size and on sector and industry allocations and, in the case of the international sub-portfolios, limits on country and regional allocation, too, supported the Fund's strong performance as well. It should be noted that we do not make sector or industry bets based on our outlook for the economy or the equity markets.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 7

QUESTIONS & ANSWERS

Q: How did the fixed income portion of the Fund perform during the annual period?

A: Given the rising interest rate environment through the majority of the fiscal year, the relative return of the Fund's fixed income portion benefited from being shorter duration than the Lehman Index. Duration is a measure of the Fund's sensitivity to interest rates. The Fund's performance was also rewarded by its meaningful allocation to high yield corporate bonds and emerging market bonds, as these two sectors outpaced the Lehman Index for the annual period. The Fund's significant exposure to commercial mortgage-backed securities (CMBS) supported the Fund's results as well.

      On the other hand, the Fund's positioning in non-U.S. dollar bonds, or bonds denominated in foreign currencies, detracted from portfolio performance during the 12-month period. Despite a weakening of the U.S. dollar vs. other major currencies, which boosted the value of foreign-denominated bonds in U.S. dollar terms, foreign bond markets generally offered less yield than in the U.S. during the period.

      While issue selection within the investment-grade corporate bond sector helped the Fund's results, a modest exposure to these bonds hurt. So, too, did the Fund's moderate position in agencies, as both investment-grade corporate bonds and agencies posted positive returns vs. equivalent-duration Treasuries during the fiscal year.


------------------------------------------------------------------------------

8 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund and how is it currently positioned?

A: The most significant change we made to the Fund during the annual period was to include mid-cap stocks in our selection universe for the first time. We did so by expanding the capitalization range of potential investment opportunities to include both small-cap and mid-cap stocks.

      We made only modest changes to the Fund's asset allocation during the annual period. Based on our asset allocation models, within the equity portion of the portfolio, we moderately increased the Fund's allocation to international large-cap stocks and emerging market equities and reduced the Fund's exposure to U.S. small-cap and mid-cap stocks. The Fund's focus remained on U.S. large-cap stocks throughout.

      Within the fixed income portion of the Fund, we increased the allocation to cash, as short-term interest rates became more attractive. Within the non-U.S. Treasury sectors, we gradually reduced the Fund's positions in emerging market bonds and in non-U.S. dollar bonds in favor of high yield corporate bonds. We shifted the Fund's duration during the period between a shorter stance than the Lehman Index and a neutral stance compared to the Lehman Index, seeking to capture expected changes in interest rates.

      Overall, the changes made to the Fund led to an annual portfolio turnover rate of 122%.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 9

------------------------------------------------------------------------------
      OUR ASSET ALLOCATION MODELS CONTINUE TO FAVOR EQUITIES OVER FIXED INCOME, AND WITHIN EQUITIES, TO FAVOR INTERNATIONAL LARGE-CAP STOCKS AND EMERGING MARKET STOCKS OVER U.S. STOCKS.
------------------------------------------------------------------------------

Q: How do you intend to position the equity portion of the Fund in the coming months?

A: We believe the Fund's consistent, disciplined approach should benefit performance over the long term. Our asset allocation models continue to favor equities over fixed income, and within equities, to favor international large-cap stocks and emerging market stocks over U.S. stocks. Within U.S. equities, we are maintaining the Fund's emphasis on large-cap stocks. We intend to maintain the high quality of the Fund's portfolio in the months ahead, while at the same time maintaining our style diversification.

      Our focus going forward is to keep using our three models to identify good performing stocks regardless of market conditions. Clearly, employing style diversification remains a critical advantage to the Fund. We will continue our strategy of monitoring weightings as risk management, so that no individual security, industry or sector becomes too large within the Fund's portfolio.

Q: How do you intend to position the fixed income portion of the Fund for the months ahead?

A: We believe that as the impact of the Federal Reserve Board's (the Fed's) most recent tightening campaign continues to work its way into the economy, we will likely see a "soft landing" scenario, in which the U.S. economy will transition over the fourth quarter of 2006 and the beginning of 2007 into a period of slower -- but not stagnant -- growth. We further believe that the Fed is probably finished with its tightening campaign at current levels, as we expect the recent decline in energy prices and the impending economic slowdown to ultimately reduce inflation pressures next year.

------------------------------------------------------------------------------
      INVESTMENT TERM

      Soft landing: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.
------------------------------------------------------------------------------


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10 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

      In response to the decline in interest rates over the last two months of the annual period, the Fund's duration at the end of September was shorter than the Lehman Index, and we intend to maintain that position for the near term. We continue to favor shorter maturity notes over longer maturity bonds during the coming months, as we expect the yield curve to re-steepen in response to what we believe will be a successful soft landing for the economy and a lengthy pause by the Fed.

      From a sector perspective, we intend to maintain the Fund's modest exposure to investment-grade corporate bonds, given that we anticipate a near-term peaking of the corporate earnings cycle and a feverish pace of merger activity. We intend to maintain the Fund's sizable positions in CMBS, asset-backed securities and mortgage-backed securities. CMBS, in our view, continue to offer a good substitute for higher quality corporate and agency debt, while mortgages remain an attractive source of yield given our view that interest rates will likely be rather range-bound over the next several months. We expect to maintain the Fund's allocation to high yield corporate bonds, with an emphasis on bonds rated BB, which in our view have investment-grade quality fundamentals. We continue to favor emerging market bonds over non-U.S. dollar bonds. As always, as we continue to seek attractive buying opportunities, we maintain a disciplined focus on individual security selection.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 11

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Strategic Allocation Fund Class A shares (from 10/1/96 to 9/30/06) as compared to the performance of four widely cited performance indices, the S&P 500 Index, the Lehman Brothers Aggregate Bond Index, a Blended Index, consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, and the Lipper Flexible Portfolio Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Sept. 30, 2006

                                                                                           SINCE
                                           1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(5)
RIVERSOURCE STRATEGIC ALLOCATION FUND
(INCLUDES SALES CHARGE)
----------------------------------------------------------------------------------------------------
Class A Cumulative value of $10,000        $10,356    $13,456    $13,921     $17,170       $90,113
----------------------------------------------------------------------------------------------------
        Average annual total return          +3.56%    +10.40%     +6.84%      +5.55%       +10.67%
----------------------------------------------------------------------------------------------------
S&P 500 INDEX(1)
----------------------------------------------------------------------------------------------------
        Cumulative value of $10,000        $11,079    $14,162    $14,006     $22,785      $128,515
----------------------------------------------------------------------------------------------------
        Average annual total return         +10.79%    +12.30%     +6.97%      +8.59%       +12.51%
----------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
----------------------------------------------------------------------------------------------------
        Cumulative value of $10,000        $10,367    $11,049    $12,648     $18,631       $58,783
----------------------------------------------------------------------------------------------------
        Average annual total return          +3.67%     +3.38%     +4.81%      +6.42%        +8.52%
----------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 5.


------------------------------------------------------------------------------

12 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE STRATEGIC ALLOCATION FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         RiverSource Strategic                       Lehman Brothers                      Lipper Flexible
        Allocation Fund Class A                      Aggregate Bond                       Portfolio Funds
Year    (includes sales charge)   S&P 500 Index(1)      Index(2)       Blended Index(3)       Index(4)
----   ------------------------   ----------------   ---------------   ----------------   ---------------
1996            $ 9,425               $10,000            $10,000           $10,000             $10,000
1997            $11,384               $14,044            $10,971           $12,753             $12,323
1998            $10,960               $15,315            $12,234           $14,107             $12,793
1999            $12,580               $19,573            $12,188           $16,363             $14,768
2000            $13,906               $22,172            $13,040           $18,171             $16,342
2001            $11,625               $16,267            $14,729           $15,940             $13,628
2002            $10,296               $12,934            $15,996           $14,448             $11,846
2003            $12,028               $16,090            $16,861           $16,881             $14,108
2004            $13,493               $18,322            $17,482           $18,535             $15,663
2005            $15,626               $20,566            $17,971           $20,109             $17,606
2006            $17,170               $22,785            $18,631           $21,705             $19,098

COMPARATIVE RESULTS (CONTINUED)

Results at Sept. 30, 2006

                                                                                           SINCE
                                           1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(5)
BLENDED INDEX(3)
----------------------------------------------------------------------------------------------------
   Cumulative value of $10,000             $10,794    $12,858    $13,617     $21,705      $97,222
----------------------------------------------------------------------------------------------------
   Average annual total return               +7.94%     +8.74%     +6.37%      +8.06%      +11.07%
----------------------------------------------------------------------------------------------------
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX(4)
----------------------------------------------------------------------------------------------------
   Cumulative value of $10,000             $10,847    $13,536    $14,012     $19,098          N/A
----------------------------------------------------------------------------------------------------
   Average annual total return               +8.47%    +10.62%     +6.98%      +6.68%         N/A
----------------------------------------------------------------------------------------------------

Results for other share classes can be found on page 5.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(3)   The Blended Index consists of 60% S&P 500 Index and 40% Lehman Brothers
      Aggregate Bond Index.

(4) The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

(5)   Fund data is from Jan. 23, 1985. S&P 500 Index, Lehman Brothers
      Aggregate Bond Index and Blended Index is from Feb. 1, 1985. The Fund began operating before the inception of the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 13

INVESTMENTS IN SECURITIES

SEPT. 30, 2006

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (77.2%)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
AEROSPACE & DEFENSE (1.5%)
BAE Systems                                    91,256(c)      $       675,391
Boeing                                         92,694               7,308,922
Ceradyne                                          299(b)               12,286
Lockheed Martin                                27,648               2,379,387
Rolls-Royce Group                             106,148(b,c)            900,393
United Technologies                           154,490               9,786,942
                                                              ---------------
Total                                                              21,063,321
-----------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings                      305(b)               13,274
EGL                                             1,840(b)               67,050
FedEx                                          62,650               6,808,801
                                                              ---------------
Total                                                               6,889,125
-----------------------------------------------------------------------------

AIRLINES (0.2%)
Air France-KLM                                 23,595(c)              711,517
Deutsche Lufthansa                             31,485(c)              667,166
Mesa Air Group                                 10,073(b)               78,166
Qantas Airways                                289,865(c)              844,590
Republic Airways Holdings                       2,014(b)               31,257
Singapore Airlines                             90,000(c)              827,456
US Airways Group                                6,059(b)              268,595
                                                              ---------------
Total                                                               3,428,747
-----------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Aisin Seiki                                    29,000(c)              847,020
American Axle & Mfg Holdings                   10,766                 179,685
ArvinMeritor                                    9,911                 141,133
Autoliv                                         5,118(c)              282,053
Bandag                                          3,423                 140,480
BorgWarner                                      3,465                 198,094
Bridgestone                                    16,200(c)              327,100
Continental                                     6,647(c)              770,754
Cooper Tire & Rubber                           10,090                 101,505
DENSO                                          34,700(c)            1,219,142
GKN                                           102,054(c)              548,924
Johnson Controls                               46,209               3,315,033
Lear                                            6,427                 133,039

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
AUTO COMPONENTS (CONT.)
Michelin Series B                              17,421(c)      $     1,276,892
Superior Inds Intl                              2,154                  36,166
TRW Automotive Holdings                         2,054(b)               49,440
                                                              ---------------
Total                                                               9,566,460
-----------------------------------------------------------------------------

AUTOMOBILES (2.3%)
DaimlerChrysler                               114,994(c)            5,746,922
Fiat                                           68,350(b,c)          1,089,501
Ford Motor                                    298,919               2,418,255
General Motors                                 65,071               2,164,261
Harley-Davidson                                68,346(n)            4,288,712
Honda Motor                                   183,900(c)            6,180,858
Monaco Coach                                    1,835                  20,442
Peugeot                                        35,935(c)            2,026,462
Renault                                        32,593(c)            3,738,407
Toyota Motor                                   36,600(c)            1,989,265
Volkswagen                                     28,760(c)            2,450,093
                                                              ---------------
Total                                                              32,113,178
-----------------------------------------------------------------------------

BEVERAGES (1.4%)
Anheuser-Busch Companies                       30,002               1,425,395
C&C Group                                      75,417(c)            1,024,265
Coca-Cola                                     279,268              12,477,695
Hansen Natural                                 11,432(b)              371,311
Heineken                                       11,147(c)              509,868
Kirin Brewery                                  33,000(c)              440,577
PepsiCo                                        58,384               3,810,140
                                                              ---------------
Total                                                              20,059,251
-----------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amylin Pharmaceuticals                          2,723(b)              120,003
Arena Pharmaceuticals                           2,066(b)               24,751
Biogen Idec                                    27,447(b)            1,226,332
BioMarin Pharmaceutical                         7,628(b)              108,546
Gilead Sciences                                38,918(b)            2,673,667
Myogen                                            943(b)               33,080
OSI Pharmaceuticals                             1,358(b)               50,966
Vertex Pharmaceuticals                         13,373(b)              450,001
                                                              ---------------
Total                                                               4,687,346
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
BUILDING PRODUCTS (0.2%)
Ameron Intl                                     1,771         $       117,665
Asahi Glass                                    24,000(c)              296,038
Central Glass                                  69,000(c)              382,036
Compagnie de Saint-Gobain                      25,795(c)            1,871,050
Geberit                                           289(c)              352,292
PW Eagle                                          830                  24,908
USG                                             6,076(b)              285,815
                                                              ---------------
Total                                                               3,329,804
-----------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
American Capital Strategies                     5,383                 212,467
AMVESCAP                                       39,681(c)              430,956
Bear Stearns Companies                         24,604               3,447,020
Calamos Asset Management Cl A                     812                  23,808
Daiwa Securities Group                         94,000(c)            1,096,614
E*TRADE Financial                              71,928(b)            1,720,518
Franklin Resources                             11,019               1,165,259
Goldman Sachs Group                            36,027               6,094,688
Greenhill & Co                                    315                  21,111
Investment Technology Group                     2,244(b)              100,419
Janus Capital Group                            15,595                 307,533
Knight Capital Group Cl A                       8,022(b)              146,000
LaBranche & Co                                  3,010(b)               31,214
Lehman Brothers Holdings                      106,192               7,843,341
Man Group                                     177,316(c)            1,487,470
Merrill Lynch & Co                            148,100              11,584,383
Morgan Stanley                                 43,344               3,160,211
Nikko Cordial                                  41,000(c)              475,533
Nomura Holdings                                49,200(c)              866,373
Piper Jaffray Companies                         1,281(b)               77,654
T Rowe Price Group                             20,926               1,001,309
Waddell & Reed Financial Cl A                     548                  13,563
                                                              ---------------
Total                                                              41,307,444
-----------------------------------------------------------------------------

CHEMICALS (0.8%)
Air Products & Chemicals                       17,914               1,188,952
Akzo Nobel                                      9,790(c)              603,106
Albemarle                                       2,196                 119,309
Ashland                                         5,834                 372,093
Bayer                                          17,935(c)              914,284
CF Inds Holdings                                3,315                  56,587

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
CHEMICALS (CONT.)
Ciba Specialty Chemicals                       17,729(c)      $     1,070,660
Dow Chemical                                   16,550                 645,119
Innospec                                        7,013(c)              208,286
Mitsubishi Gas Chemical                        31,000(c)              336,717
Mitsubishi Rayon                               42,000(c)              277,345
Mitsui Chemicals                               79,000(c)              568,490
Monsanto                                       42,946               2,018,891
Nitto Denko                                     8,100(c)              480,020
OM Group                                        9,607(b)              422,132
Sensient Technologies                          12,243                 239,596
Solvay                                          2,155(c)              278,741
Sumitomo Chemical                             121,000(c)              903,505
Toray Inds                                     68,000(c)              511,785
Umicore                                         2,364(c)              349,842
Westlake Chemical                               1,541                  49,327
WR Grace & Co                                   3,805(b)               50,454
                                                              ---------------
Total                                                              11,665,241
-----------------------------------------------------------------------------

COMMERCIAL BANKS (4.9%)
ABN AMRO Holding                              242,330(c)            7,067,872
Amcore Financial                                  551                  16,690
Banca Monte dei Paschi di Siena                64,670(c)              391,999
Banche Popolari Unite                          35,621(c)              958,529
Banco Popolare di Verona e Novara              39,147(c)            1,081,706
BancorpSouth                                   16,908                 469,366
Bank of East Asia                             132,763(c)              605,839
Barclays                                      352,900(c)            4,453,830
BNP Paribas                                    39,237(c)            4,221,836
BOK Financial                                   1,134                  59,648
Capitalia                                     146,000(c)            1,208,982
Chemical Financial                              5,613                 166,594
Chittenden                                      4,804                 137,820
Citizens Banking                                1,759                  46,191
City Natl                                       2,181                 146,258
Comerica                                       16,393                 933,090
Commerce Bancshares                             3,463                 175,124
Commerzbank                                    41,198(c)            1,387,057
Community Trust Bancorp                         3,303                 124,358
Credit Agricole                                59,157(c)            2,598,590
Danske Bank                                    42,000(c)            1,652,067
Dexia                                          39,356(c)            1,019,607
DNB NOR                                        72,700(c)              890,418
First BanCorp                                  19,666(c)              217,506
First Community Bancshares                        885                  29,532

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
COMMERCIAL BANKS (CONT.)
First Horizon Natl                             39,349         $     1,495,655
First Midwest Bancorp                           1,265                  47,931
HBOS                                          226,788(c)            4,488,664
Irwin Financial                                 3,906                  76,401
KBC Groep                                       5,772(c)              607,883
KeyCorp                                        18,274                 684,179
Lloyds TSB Group                              685,696(c)            6,926,999
Mizuho Financial Group                            497(c)            3,854,148
Natl City                                      97,836(n)            3,580,798
Nordea Bank                                    87,200(c)            1,142,795
Old Natl Bancorp                                2,922                  55,810
Oriental Financial Group                        6,579(c)               78,422
PNC Financial Services Group                   52,182               3,780,064
Republic Bancorp                                1,852                  24,687
Resona Holdings                                   488(c)            1,462,513
R-G Financial Cl B                              6,780(c)               50,511
Royal Bank of Scotland Group                   21,328(c)              734,436
Shinsei Bank                                  128,000(c)              780,224
Societe Generale                               10,847(c)            1,726,263
Sumitomo Mitsui Financial Group                   180(c)            1,889,604
Sumitomo Trust & Banking                       38,000(c)              397,630
Susquehanna Bancshares                          1,708                  41,744
TCF Financial                                   3,987                 104,818
Tompkins Trustco                                1,591                  72,293
Trustmark                                      10,087                 317,034
UniCredito Italiano                           131,025(c)            1,087,471
Univest Corp of Pennsylvania                      897                  25,914
Wachovia                                       13,301                 742,221
Westpac Banking                                63,587(c)            1,076,114
                                                              ---------------
Total                                                              67,413,735
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste Inds                               8,104(b)               91,332
Cenveo                                          3,957(b)               74,471
Ennis                                           4,959                 107,362
IHS Cl A                                          425(b)               13,634
IKON Office Solutions                           8,126                 109,213
Manpower                                        1,029                  63,047
Monster Worldwide                              32,815(b)            1,187,575
NCO Group                                       1,319(b)               34,584
SIRVA                                           2,603(b)                6,924

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
United Stationers                                 945(b)      $        43,952
Vedior                                         11,087(c)              207,658
Viad                                            7,434                 263,238
Waste Management                              107,599               3,946,731
                                                              ---------------
Total                                                               6,149,721
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Black Box                                       1,997                  77,723
Ciena                                           4,879(b)              132,961
CommScope                                       4,019(b)              132,064
Comtech Group                                   1,817(b,c)             27,200
JDS Uniphase                                  198,408(b)              434,514
QUALCOMM                                       69,404               2,522,836
Redback Networks                                4,551(b)               63,168
Tellabs                                        89,147(b)              977,051
                                                              ---------------
Total                                                               4,367,517
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Apple Computer                                 71,185(b)            5,483,381
Diebold                                         1,939                  84,405
Imation                                         9,754                 391,623
Lexmark Intl Cl A                              14,841(b)              855,732
Network Appliance                              75,948(b)            2,810,835
Seiko Epson                                    22,400(c)              610,633
Toshiba                                       134,000(c)              868,981
                                                              ---------------
Total                                                              11,105,590
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Acciona                                         1,722(c)              262,040
ACS Actividades de Construccion y Servicios    23,904(c)            1,133,694
EMCOR Group                                     3,677(b)              201,647
Fluor                                          17,628               1,355,417
Skanska Series B                               33,401(c)              565,408
                                                              ---------------
Total                                                               3,518,206
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Eagle Materials                                 2,255                  75,948
Lafarge                                         7,187(c)              927,789
                                                              ---------------
Total                                                               1,003,737
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advance America Cash Advance Centers            5,043                  72,720
First Marblehead                                3,579                 247,882
ORIX                                            8,050(c)            2,225,131
World Acceptance                                2,830(b)              124,463
                                                              ---------------
Total                                                               2,670,196
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
CONTAINERS & PACKAGING (0.1%)
Pactiv                                         22,728(b)      $       645,930
Toyo Seikan Kaisha                             41,300(c)              790,196
                                                              ---------------
Total                                                               1,436,126
-----------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Building Material Holding                       1,294                  33,670
Genuine Parts                                  16,770                 723,290
Handleman                                       8,008                  60,781
Li & Fung                                         400(c)                  994
                                                              ---------------
Total                                                                 818,735
-----------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
INVESTools                                      3,025(b)               32,156
Jackson Hewitt Tax Service                        489                  14,675
                                                              ---------------
Total                                                                  46,831
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.5%)
CIT Group                                      33,056               1,607,513
Citigroup                                     262,021              13,014,584
Deutsche Boerse                                 9,689(c)            1,457,194
Euronext                                        8,871(c)              862,260
Hong Kong Exchanges and Clearing              146,500(c)            1,069,075
ING Groep                                     111,443(c)            4,902,423
iShares MSCI Emerging Markets Index Fund      686,400(n)           66,422,929
JPMorgan Chase & Co                           252,489              11,856,883
London Stock Exchange Group                    15,815(c)              366,024
Moody's                                        29,858               1,952,116
                                                              ---------------
Total                                                             103,511,001
-----------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
Alaska Communications Systems Group             1,451                  19,255
AT&T                                          461,626              15,030,543
Belgacom                                       72,071(c)            2,809,429
BellSouth                                     289,160              12,361,590
BT Group                                      380,500(c)            1,909,465
CenturyTel                                      4,267                 169,272
Cogent Communications Group                     3,308(b)               38,340
Deutsche Telekom                              185,317(c)            2,946,907
France Telecom                                 60,115(c)            1,379,797
Iowa Telecommunications Services                1,182                  23,392
Level 3 Communications                         14,512(b)               77,639

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Qwest Communications Intl                      97,068(b)      $       846,433
Talk America Holdings                           9,008(b)               85,576
Telecom Italia                                853,832(c)            2,057,215
Telstra                                       282,575(c)              781,233
Time Warner Telecom Cl A                        8,512(b)              161,813
Verizon Communications                        489,461              18,173,686
                                                              ---------------
Total                                                              58,871,585
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
Allete                                          7,277                 316,186
American Electric Power                        23,565                 857,059
CLP Holdings                                  102,000(c)              617,991
Duquesne Light Holdings                         4,772                  93,818
E.ON                                           15,234(c)            1,805,870
Energias de Portugal                          214,006(c)              928,123
Fortum                                         41,600(c)            1,108,340
Great Plains Energy                             6,276                 194,682
HongKong Electric Holdings                    185,500(c)              867,924
Iberdrola                                      18,156(c)              812,734
Tokyo Electric Power                           42,100(c)            1,211,818
                                                              ---------------
Total                                                               8,814,545
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
ABB                                           228,307(c)            3,004,039
ALSTOM                                         21,178(b,c)          1,916,164
Cooper Inds Cl A                               14,850               1,265,517
Fujikura                                       37,000(c)              405,020
Gamesa Tecnologica                             12,306(c)              269,659
General Cable                                   5,054(b)              193,113
Medis Technologies                              1,095(b)               27,057
Rockwell Automation                            28,528               1,657,477
Sumitomo Electric Inds                         29,600(c)              400,698
Superior Essex                                    916(b)               31,373
Thomas & Betts                                  2,135(b)              101,861
Vestas Wind Systems                          18,800(b,c)              502,058
                                                              ---------------
Total                                                               9,774,036
-----------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Acacia Research - Acacia Technologies           1,928(b,e)             21,883
Brightpoint                                     7,348(b)              104,489
Hitachi                                       351,000(c)            2,047,400
Ingram Micro Cl A                               5,211(b)               99,843
Insight Enterprises                             7,652(b)              157,708

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 17

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Methode Electronics                            17,850         $       169,754
Multi-Fineline Electronix                         536(b)               13,598
Plexus                                          2,048(b)               39,322
SYNNEX                                          9,514(b)              218,917
Tech Data                                       2,244(b)               81,973
Tektronix                                       2,336                  67,580
Trimble Navigation                              2,552(b)              120,148
                                                              ---------------
Total                                                               3,142,615
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
FMC Technologies                                2,337(b)              125,497
Lone Star Technologies                          3,371(b)              163,089
Petroleum Geo-Services                          6,340(b,c)            309,050
Prosafe                                        11,260(c)              690,416
RPC                                             2,182                  39,974
Schlumberger                                   97,642               6,056,734
TETRA Technologies                              5,799(b)              140,104
Transocean                                     13,374(b)              979,378
Veritas DGC                                     1,666(b)              109,656
Weatherford Intl                               43,628(b)            1,820,160
                                                              ---------------
Total                                                              10,434,058
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
AEON                                           20,800(c)              509,787
Alliance Boots                                 74,135(c)            1,075,839
Carrefour                                      25,987(c)            1,642,104
Casino Guichard Perrachon                       3,662(c)              295,112
Delhaize Group                                  4,643(c)              390,066
J Sainsbury                                   101,236(c)              711,815
Kesko Series B                                  9,900(c)              416,297
Kroger                                        146,201               3,383,091
Nash Finch                                      5,209                 122,568
Ruddick                                         8,465                 220,344
Safeway                                       126,819               3,848,957
SUPERVALU                                      19,424                 575,922
Tesco                                         114,295(c)              770,463
Wal-Mart Stores                               286,241              14,117,406
Weis Markets                                    2,480                  98,704
                                                              ---------------
Total                                                              28,178,475
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                        133,598               5,060,693
Campbell Soup                                  31,978               1,167,197
Lancaster Colony                                2,840                 127,118
Pilgrim's Pride                                 2,472                  67,609
Premium Standard Farms                            777                  14,802

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
FOOD PRODUCTS (CONT.)
Sara Lee                                       88,175         $     1,416,972
Seaboard                                           45                  54,225
TreeHouse Foods                                   608(b)               14,379
Unilever                                      187,584(c)            4,618,966
                                                              ---------------
Total                                                              12,541,961
-----------------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                           3,093                 132,257
ONEOK                                           4,058                 153,352
Peoples Energy                                  3,064                 124,552
WGL Holdings                                    6,075                 190,390
                                                              ---------------
Total                                                                 600,551
-----------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Becton Dickinson & Co                          19,378               1,369,443
Biomet                                         15,511                 499,299
Hillenbrand Inds                                1,821                 103,761
Hologic                                         6,690(b)              291,149
Intuitive Surgical                              3,653(b)              385,209
Invacare                                        2,089                  49,133
Medtronic                                      35,484               1,647,877
                                                              ---------------
Total                                                               4,345,871
-----------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
AMERIGROUP                                      3,364(b)               99,406
AmerisourceBergen                              16,821                 760,309
Apria Healthcare Group                         16,059(b)              317,005
Cardinal Health                                20,309               1,335,114
CIGNA                                          56,390               6,559,286
Emeritus                                          977(b)               21,054
Express Scripts                                 6,009(b)              453,619
HCA                                            50,903               2,539,551
Kindred Healthcare                              3,302(b)               98,168
Magellan Health Services                        1,720(b)               73,272
Manor Care                                      2,543                 132,948
Quest Diagnostics                              12,679                 775,448
RehabCare Group                                 8,178(b)              107,132
Tenet Healthcare                               80,431(b)              654,708
VCA Antech                                      2,874(b)              103,636
                                                              ---------------
Total                                                              14,030,656
-----------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts Healthcare Solutions                   594(b)               13,335
Emdeon                                         12,777(b)              149,619
                                                              ---------------
Total                                                                 162,954
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
HOTELS, RESTAURANTS & LEISURE (1.1%)
Bob Evans Farms                                 5,484         $       166,056
Choice Hotels Intl                              2,305                  94,275
Compass Group                                 210,386(c)            1,056,766
Darden Restaurants                             26,919               1,143,250
Hilton Hotels                                  30,101                 838,313
InterContinental Hotels Group                  23,377(c)              409,501
Intl Game Technology                           83,630               3,470,645
Jack in the Box                                 2,551(b)              133,111
Mitchells & Butlers                            36,561(c)              403,575
OSI Restaurant Partners                         2,126                  67,415
Ruby Tuesday                                      900                  25,371
Ryan's Restaurant Group                         3,899(b)               61,877
Starbucks                                     123,345(b)            4,199,896
Starwood Hotels & Resorts Worldwide            17,359                 992,761
TUI                                            42,173(c)              870,648
Wendy's Intl                                   26,236               1,757,812
                                                              ---------------
Total                                                              15,691,272
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.5%)
Barratt Developments                           34,222(c)              683,101
Beazer Homes USA                                4,290                 167,482
Blyth                                           5,183                 126,102
Brookfield Homes                                1,222                  34,412
Centex                                         72,842               3,832,946
Daiwa House Industry                           27,000(c)              467,448
DR Horton                                     107,312               2,570,122
Electrolux Series B                            65,400(c)            1,062,442
Ethan Allen Interiors                           4,313                 149,489
Furniture Brands Intl                          10,186                 193,941
George Wimpey                                  70,309(c)              681,966
Hovnanian Enterprises Cl A                      3,748(b)              109,966
KB HOME                                        20,314                 889,753
La-Z-Boy                                        2,411                  33,658
Lennar Cl A                                    22,452               1,015,953
M/I Homes                                       4,247                 150,131
MDC Holdings                                    3,700                 171,865
Meritage Homes                                  1,303(b)               54,218
Persimmon                                      33,164(c)              830,893
Pioneer                                        51,700(c)              910,396
Pulte Homes                                    90,219               2,874,377
Ryland Group                                    2,525                 109,105
SANYO Electric                                431,000(b,c)            875,720
Standard-Pacific                                5,697                 133,880
Stanley Works                                   2,743                 136,739

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Taylor Woodrow                                116,398(c)      $       773,197
Toll Brothers                                  10,266(b)              288,269
Tupperware Brands                               3,673                  71,477
WCI Communities                                 4,110(b)               71,678
Whirlpool                                      17,282               1,453,589
                                                              ---------------
Total                                                              20,924,315
-----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Kimberly-Clark                                 58,126               3,799,115
Reckitt Benckiser                               7,511(c)              311,385
                                                              ---------------
Total                                                               4,110,500
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
3M                                             95,504               7,107,407
Cookson Group                                  29,887(c)              317,593
Orkla                                          12,680(c)              603,523
Standex Intl                                    3,280                  91,446
Textron                                        20,107               1,759,363
Tomkins                                        55,564(c)              246,323
                                                              ---------------
Total                                                              10,125,655
-----------------------------------------------------------------------------

INSURANCE (2.8%)
Aegon                                         195,556(c)            3,667,694
Affirmative Insurance Holdings                  1,638                  23,997
Alfa                                            6,944                 119,923
Allianz                                        10,427(c)            1,804,605
Allstate                                       61,146               3,835,690
Ambac Financial Group                          17,323               1,433,478
AmerUs Group                                    2,766                 188,116
AMP                                            61,604(c)              410,411
Aon                                            52,864               1,790,504
Aviva                                         210,097(c)            3,080,376
AXA                                             7,951(c)              293,204
CNP Assurances                                  8,570(c)              831,373
Commerce Group                                  6,798                 204,280
Conseco                                        11,018(b)              231,268
Delphi Financial Group Cl A                       811                  32,343
FBL Financial Group Cl A                        1,277                  42,741
Fidelity Natl Title Group Cl A                  1,920                  40,243
First American                                  4,885                 206,831
Genworth Financial Cl A                        18,071                 632,666
Great American Financial Resources              2,323                  48,620
HCC Insurance Holdings                          3,291                 108,208

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 19

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
INSURANCE (CONT.)
Horace Mann Educators                             843         $        16,211
Infinity Property & Casualty                      957                  39,361
LandAmerica Financial Group                     1,712                 112,632
Lincoln Natl                                   37,644               2,336,940
Marsh & McLennan Companies                     69,315               1,951,217
MBIA                                           20,793               1,277,522
MetLife                                        57,308               3,248,217
Natl Western Life Insurance Cl A                  354                  81,381
Ohio Casualty                                   1,572                  40,668
Old Mutual                                     92,548(c)              290,271
Old Republic Intl                              23,096                 511,576
Presidential Life                               2,290                  51,227
Protective Life                                 5,927                 271,160
Royal & SunAlliance Insurance Group           569,081(c)            1,587,751
Sampo Series A                                 41,397(c)              863,027
Stewart Information Services                    3,686                 128,162
Swiss Reinsurance                               6,238(c)              477,505
Topdanmark                                      2,200(b,c)            303,861
Torchmark                                      12,231                 771,898
Tower Group                                       462                  15,408
Transatlantic Holdings                          6,623                 400,095
United Fire & Casualty                            799                  25,009
Universal American Financial                      717(b)               11,522
UnumProvident                                  82,911               1,607,644
Zurich Financial Services                     13,522(c)             3,323,176
                                                              ---------------
Total                                                              38,770,012
-----------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
Stamps.com                                      1,067(b)               20,337
-----------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
Akamai Technologies                            11,502(b)              574,985
Art Technology Group                            6,230(b)               15,949
Digital River                                   1,334(b)               68,194
Equinix                                           991(b)               59,559
Google Cl A                                    23,611(b)            9,489,261
Internap Network Services                       1,164(b)               17,716
TheStreet.com                                   1,805                  19,205
                                                              ---------------
Total                                                              10,244,869
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
IT SERVICES (0.4%)
Affiliated Computer Services Cl A              11,392(b)      $       590,789
BISYS Group                                     6,162(b)               66,919
Cap Gemini                                      7,793(c)              413,377
Convergys                                      55,165(b)            1,139,157
CSG Systems Intl                                  942(b)               24,897
Electronic Data Systems                        80,673               1,978,102
MAXIMUS                                         8,708                 227,279
MoneyGram Intl                                  7,700                 223,762
Paychex                                        28,303               1,042,966
Perot Systems Cl A                             29,347(b)              404,695
Sabre Holdings Cl A                             5,554                 129,908
                                                              ---------------
Total                                                               6,241,851
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                       3,795                 118,366
Callaway Golf                                   5,807                  76,130
Eastman Kodak                                 155,064               3,473,433
FUJIFILM Holdings                              10,800(c)              394,074
JAKKS Pacific                                   4,781(b)               85,245
Mattel                                         45,415                 894,676
Nikon                                          18,000(c)              371,825
                                                              ---------------
Total                                                               5,413,749
-----------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
Albany Molecular Research                      17,708(b)              165,747
Cambrex                                         9,286                 192,313
Luminex                                         1,356(b)               24,720
                                                              ---------------
Total                                                                 382,780
-----------------------------------------------------------------------------

MACHINERY (2.0%)
AGCO                                            4,651(b)              117,903
Alfa Laval                                      8,950(c)              300,565
Atlas Copco Series A                           32,200(c)              846,189
Atlas Copco Series B                           26,400(c)              661,333
Bucyrus Intl Cl A                               2,104                  89,252
Caterpillar                                   107,059               7,044,481
Crane                                           3,230                 135,014
Cummins                                         9,981               1,190,035
Deere & Co                                     28,301               2,374,737
Eaton                                          11,920                 820,692
Flowserve                                       1,898(b)               96,020
Gardner Denver                                  2,945(b)               97,421
Ingersoll-Rand Cl A                            38,400(c)            1,458,432
Invensys                                       94,827(b,c)            368,889
Ishikawajima-Harima Heavy Inds                121,000(c)              369,802

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

20 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
MACHINERY (CONT.)
ITT                                            21,299         $     1,092,000
JLG Inds                                        1,185                  23,475
Joy Global                                      2,392                  89,963
Komatsu                                        91,000(c)            1,571,622
Kubota                                        108,000(c)              886,895
Lincoln Electric Holdings                       2,829                 154,039
MAN                                            11,006(c)              931,471
Manitowoc                                       6,124                 274,294
Metso                                           7,900(c)              290,722
Mitsubishi Heavy Inds                         124,000(c)              513,342
Mueller Inds                                      663                  23,318
NSK                                            35,000(c)              295,420
PACCAR                                         40,687               2,319,998
Sandvik                                        22,000(c)              252,280
SPX                                             3,348                 178,917
Sulzer                                            319(c)              254,266
Sumitomo Heavy Inds                            44,000(c)              368,405
Terex                                           6,950(b)              314,279
Trinity Inds                                    1,737                  55,879
Vallourec                                       1,073(c)              250,228
Volvo Cl B                                     11,800(c)              703,148
Volvo Series A                                  7,300(c)              452,438
                                                              ---------------
Total                                                              27,267,164
-----------------------------------------------------------------------------

MARINE (0.1%)
American Commercial Lines                         705(b)               41,912
AP Moller - Maersk                                 81(c)              694,404
Kirby                                           3,048(b)               95,494
                                                              ---------------
Total                                                                 831,810
-----------------------------------------------------------------------------

MEDIA (1.0%)
CBS Cl B                                       61,900               1,743,723
Comcast Cl A                                   81,701(b)            3,010,682
Discovery Holding Cl A                          6,012(b)               86,934
DreamWorks Animation
   SKG Cl A                                     1,075(b)               26,778
Gannett                                        28,424               1,615,336
New York Times Cl A                             8,998                 206,774
News Corp Cl A                                181,449               3,565,472
Private Media Group                             3,551(b,c)             14,346
Reader's Digest Assn                            4,506                  58,398
Reed Elsevier                                 150,614(c)            2,301,466
Univision Communications Cl A                  18,699(b)              642,124
Valassis Communications                         2,912(b)               51,397
                                                              ---------------
Total                                                              13,323,430
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
METALS & MINING (3.2%)
Alcoa                                         138,868         $     3,893,859
Allegheny Technologies                          2,799                 174,070
Anglo American                                215,999(c)            9,031,557
BHP Billiton                                  246,284(c)            4,530,734
BlueScope Steel                               110,170(c)              531,999
Carpenter Technology                            1,750                 188,143
Coeur d'Alene Mines                             6,147(b)               28,952
Commercial Metals                               6,257                 127,205
Corus Group                                   174,517(c)            1,267,919
Freeport-McMoRan Copper & Gold Cl B            41,389               2,204,378
Kobe Steel                                    121,000(c)              380,046
Newmont Mining                                 35,127               1,501,679
Nucor                                          76,646               3,793,211
Phelps Dodge                                   50,452               4,273,284
Rautaruukki                                    12,200(c)              350,414
Reliance Steel & Aluminum                       4,566                 146,751
Rio Tinto                                     111,221(c)            5,424,108
RTI Intl Metals                                   250(b)               10,895
Ssab Svenskt Stal Series A                     28,400(c)              529,214
Stillwater Mining                               2,581(b)               21,680
Sumitomo Metal Inds                           161,939(c)              621,050
Sumitomo Metal Mining                          33,000(c)              432,475
ThyssenKrupp                                   64,912(c)            2,187,108
Titanium Metals                                 3,514(b)               88,834
United States Steel                            17,433               1,005,535
voestalpine                                    18,338(c)              757,397
Wheeling-Pittsburgh                             1,884(b)               32,235
Xstrata                                        19,866(c)              820,984
                                                              ---------------
Total                                                              44,355,716
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
99 Cents Only Stores                            6,162(b)               72,896
Dollar General                                 49,720                 677,684
Family Dollar Stores                           36,636               1,071,237
JC Penney                                      28,249               1,931,949
Kohl's                                         25,423(b)            1,650,461
Marks & Spencer Group                         135,699(c)            1,632,570
PPR                                             3,044(c)              451,245
Sears Holdings                                 11,962(b)            1,891,073
                                                              ---------------
Total                                                               9,379,115
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 21

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
MULTI-UTILITIES (1.0%)
Aquila                                         22,089(b)      $        95,645
CenterPoint Energy                             65,552                 938,705
Centrica                                      365,962(c)            2,228,822
Energy East                                     1,981                  46,989
OGE Energy                                      3,141                 113,422
PG&E                                           57,052               2,376,216
RWE                                            19,701(c)            1,817,502
Sempra Energy                                   8,390                 421,598
SUEZ                                           60,431(c)            2,657,618
TECO Energy                                    17,236                 269,743
United Utilities                              110,857(c)            1,464,476
Veolia Environnement                           12,913(c)              779,613
WPS Resources                                     779                  38,662
                                                              ---------------
Total                                                              13,249,011
-----------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Canon                                          15,200(c)              792,685
Oce                                            19,241(c)              308,898
Ricoh                                          23,000(c)              457,586
                                                              ---------------
Total                                                               1,559,169
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum                             53,366               2,339,032
Apache                                         35,872               2,267,110
Atlas America                                     432(b)               18,438
ATP Oil & Gas                                     657(b)               24,270
BG Group                                      316,732(c)            3,849,096
BP                                            132,855(c)            1,447,848
Chevron                                       282,944              18,351,748
Cimarex Energy                                  4,418                 155,469
ConocoPhillips                                327,452              19,493,218
Eni                                           150,116(c)            4,448,764
Exxon Mobil                                   443,080              29,730,669
Frontline                                       9,100(c)              347,339
Holly                                           3,684                 159,628
Houston Exploration                             3,541(b)              195,286
Marathon Oil                                    5,874                 451,711
Nippon Oil                                    129,000(c)              950,135
Norsk Hydro                                    34,800(c)              777,500
OMV                                            15,957(c)              826,805
Overseas Shipholding Group                      3,526                 217,801
Pacific Ethanol                                 1,076(b)               15,107
Parallel Petroleum                              4,221(b)               84,673
Pogo Producing                                  1,594                  65,274
Rentech                                         9,484(b)               43,911
Repsol YPF                                     75,929(c)            2,259,823

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                        SHARES                 VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Royal Dutch Shell Series A                    250,293(c)      $     8,258,036
Royal Dutch Shell Series B                    203,424(c)            6,905,930
Stone Energy                                   10,725(b)              434,148
Swift Energy                                    1,531(b)               64,026
VAALCO Energy                                   3,318(b)               23,823
Woodside Petroleum                             45,584(c)            1,333,291
                                                              ---------------
Total                                                             105,539,909
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                     20,055                 694,505
Neenah Paper                                      808                  27,658
Norske Skogindustrier                          60,004(c)              902,323
Schweitzer-Mauduit Intl                         6,143                 116,594
Stora Enso Series R                            97,908(c)            1,484,920
Svenska Cellulosa Series B                     30,500(c)            1,399,006
UPM - Kymmene                                  50,200(c)            1,192,963
                                                              ---------------
Total                                                               5,817,969
-----------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Avon Products                                  34,930               1,070,953
L'Oreal                                         4,161(c)              422,653
NBTY                                            5,773(b)              168,976
                                                              ---------------
Total                                                               1,662,582
-----------------------------------------------------------------------------

PHARMACEUTICALS (5.8%)
Abbott Laboratories                           118,638               5,761,061
Allergan                                        6,594                 742,550
Andrx                                           4,101(b)              100,187
AstraZeneca                                    43,739(c)            2,733,867
Bristol-Myers Squibb                          319,725               7,967,547
Daiichi Sankyo                                 42,407(c)            1,202,704
Elan                                           13,434(b,c)            207,835
Johnson & Johnson                             385,077(m)           25,006,901
King Pharmaceuticals                           79,257(b)            1,349,747
Merck                                           4,601(c)              487,883
Merck & Co                                    477,825              20,020,869
Par Pharmaceutical Companies                    2,306(b)               42,061
Perrigo                                         3,776                  64,079
Pfizer                                        278,095               7,886,774
Roche Holding                                  15,104(c)            2,611,970
Sanofi-Aventis                                 14,862(c)            1,323,025
Schering-Plough                                50,916               1,124,734
Watson Pharmaceuticals                          3,057(b)               80,002
                                                              ---------------
Total                                                              78,713,796
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

22 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES               VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
American Home Mtge Investment                    14,661       $       511,229
Annaly Capital Management                        20,033               263,234
Anthracite Capital                               21,096               271,295
Anworth Mtge Asset                                9,054                75,601
Corio                                             8,135(c)            592,654
DB RREEF Trust                                  233,244(c)            278,101
Fieldstone Investment                             2,500                21,825
IMPAC Mtge Holdings                              22,774               213,392
iStar Financial                                   5,197               216,715
Luminent Mtge Capital                             4,543                46,747
Macquarie Goodman Group                         222,821(c)          1,082,622
MFA Mtge Investments                             35,553               264,870
New Century Financial                             4,378               172,099
RAIT Investment Trust                             7,879               227,309
Redwood Trust                                     2,463               124,061
Saxon Capital                                     6,881                96,609
SL Green Realty                                   2,568               286,846
Stockland                                       128,468(c)            708,434
Thornburg Mtge                                   11,458               291,835
Unibail                                           2,994(c)            629,112
Wereldhave                                        7,917(c)            864,405
Westfield Group                                  49,258(c)            690,827
                                                              ---------------
Total                                                               7,929,822
-----------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
British Land                                     33,106(c)            845,558
CapitaLand                                      100,000(c)            318,010
Henderson Land Development                       61,000(c)            342,961
Jones Lang LaSalle                                2,440               208,571
Land Securities Group                            16,390(c)            603,985
Leopalace21                                       7,300(c)            266,365
Metrovacesa                                       2,734(c)            329,884
Mitsubishi Estate                                56,000(c)          1,223,163
Mitsui Fudosan                                   49,000(c)          1,113,825
Move                                              6,729(b)             33,039
Sumitomo Realty & Development                    27,000(c)            793,176
Swire Pacific Series A                           45,500(c)            475,418
                                                              ---------------
Total                                                               6,553,955
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES               VALUE(a)
ROAD & RAIL (1.3%)
Amerco                                              963(b)    $        71,406
Arkansas Best                                     7,022               302,157
Burlington Northern Santa Fe                     59,741             4,387,379
CSX                                              90,650             2,976,040
DSV                                               1,625(c)            284,147
Nippon Express                                  103,000(c)            551,973
Norfolk Southern                                 83,494             3,677,911
Ryder System                                     17,627               910,963
Union Pacific                                    44,456             3,912,128
Universal Truckload Services                        556(b)             14,439
Werner Enterprises                               14,925               279,247
YRC Worldwide                                     5,082(b)            188,237
                                                              ---------------
Total                                                              17,556,027
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.5%)
Advanced Micro Devices                           40,549(b)          1,007,643
Agere Systems                                     5,904(b)             88,147
Atheros Communications                            1,134(b)             20,559
Atmel                                            33,159(b)            200,280
Infineon Technologies                            38,540(b,c)          456,959
Intel                                            81,715             1,680,877
MEMC Electronic Materials                         9,763(b)            357,619
Micron Technology                                92,032(b)          1,601,357
NVIDIA                                           56,666(b)          1,676,747
OmniVision Technologies                           4,593(b)             65,542
Rambus                                            2,241(b)             39,083
                                                              ---------------
Total                                                               7,194,813
-----------------------------------------------------------------------------

SOFTWARE (2.0%)
ANSYS                                             1,357(b)             59,952
Autodesk                                         13,684(b)            475,930
BEA Systems                                       4,509(b)             68,537
Citrix Systems                                   51,746(b)          1,873,723
Microsoft                                       399,508            10,918,554
Nintendo                                          3,900(c)            803,640
Nuance Communications                            35,653(b)            291,285
Opsware                                           4,390(b)             39,554
Oracle                                          771,570(b)         13,687,652
Reynolds & Reynolds Cl A                          3,691               145,831
Salesforce.com                                    1,231(b)             44,168
                                                              ---------------
Total                                                              28,408,826
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 23

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES               VALUE(a)
SPECIALTY RETAIL (1.9%)
American Eagle Outfitters                         6,904       $       302,602
Asbury Automotive Group                           3,333                68,660
AutoNation                                       13,783(b)            288,065
Bed Bath & Beyond                                26,244(b)          1,004,095
Best Buy                                        103,165             5,525,517
Circuit City Stores                              28,244               709,207
Dress Barn                                        2,069(b)             45,146
Foot Locker                                      10,252               258,863
Group 1 Automotive                                4,089               204,041
Home Depot                                      343,216            12,448,445
Inditex                                          18,887(c)            880,425
Kingfisher                                      128,805(c)            591,512
Lithia Motors Cl A                                2,009                49,662
Lowe's Companies                                 43,963             1,233,602
Office Depot                                     44,130(b)          1,751,961
Payless ShoeSource                                1,037(b)             25,821
Pier 1 Imports                                    9,841                73,020
RadioShack                                        7,493               144,615
Rent-A-Center                                     8,801(b)            257,781
Sonic Automotive                                  9,733               224,735
Talbots                                           4,241               115,567
Yamada Denki                                      4,090(c)            409,970
Zale                                             12,365(b,m)          343,005
                                                              ---------------
Total                                                              26,956,317
-----------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Brown Shoe                                        4,935               176,870
Coach                                            27,304(b)            939,258
Hanesbrands                                           1(b)                 20
Jones Apparel Group                              32,177             1,043,822
Kellwood                                          4,141               119,385
Liz Claiborne                                    20,076               793,203
Nike Cl B                                        27,687             2,425,934
Steven Madden                                     3,148               123,528
Stride Rite                                       1,182                16,501
Swatch Group Cl B                                 1,224(c)            236,537
VF                                               10,358               755,616
                                                              ---------------
Total                                                               6,630,674
-----------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.5%)
Accredited Home Lenders Holding                   4,325(b)            155,441
Anchor BanCorp Wisconsin                          1,335                38,128
Countrywide Financial                            23,620               827,645
Doral Financial                                  15,000(c)             98,850
Fannie Mae                                      282,474            15,793,120
Flagstar Bancorp                                 12,040               175,182

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES               VALUE(a)
THRIFTS & MORTGAGE FINANCE (CONT.)
Freddie Mac                                     115,722       $     7,675,839
Fremont General                                   5,331                74,581
Golden West Financial                            12,656               977,676
IndyMac Bancorp                                   3,375               138,915
MGIC Investment                                  18,289             1,096,791
PMI Group                                         9,486               415,582
Radian Group                                      6,508               390,480
Triad Guaranty                                    4,009(b)            205,141
W Holding                                        27,883(c)            164,789
Washington Mutual                               142,266             6,184,303
                                                              ---------------
Total                                                              34,412,463
-----------------------------------------------------------------------------

TOBACCO (0.3%)
Japan Tobacco                                       535(c)          2,078,945
Reynolds American                                27,458             1,701,572
Universal                                         9,213               336,551
UST                                              12,488               684,717
                                                              ---------------
Total                                                               4,801,785
-----------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Hagemeyer                                       124,333(b,c)          605,440
ITOCHU                                          109,000(c)            844,353
Marubeni                                        188,000(c)            935,862
Mitsubishi                                       65,600(c)          1,232,915
Sojitz                                          107,100(b,c)          348,175
Sumitomo                                         88,900(c)          1,108,616
United Rentals                                    2,708(b)             62,961
WESCO Intl                                        3,225(b)            187,147
WW Grainger                                      10,449               700,292
                                                              ---------------
Total                                                               6,025,761
-----------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.1%)
Macquarie Infrastructure Group                  516,508(c)          1,231,685
-----------------------------------------------------------------------------

WATER UTILITIES (--%)
Severn Trent                                     14,915(c)            373,123
-----------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                               6,339(b)            231,374
NII Holdings                                      9,091(b)            565,097
SBA Communications Cl A                           8,575(b)            208,630
SoftBank                                         25,100(c)            519,552
Vodafone Group                                2,011,444(c)          4,604,462
                                                              ---------------
Total                                                               6,129,115
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $977,439,492)                                          $ 1,074,877,996
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

24 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
PREFERRED STOCKS (0.1%)
------------------------------------------------------------------------------
ISSUER                                          SHARES               VALUE(a)
RWE                                               7,263(c)    $       608,979
Volkswagen                                       20,881(c)          1,235,255
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $1,409,929)                                            $     1,844,234
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (19.6%)
------------------------------------------------------------------------------
ISSUER                            COUPON     PRINCIPAL               VALUE(a)
                                   RATE       AMOUNT
FOREIGN AGENCIES (0.1%)
Pemex Project Funding Master Trust
   12-15-15                        5.75%  $   1,650,000(c)    $     1,612,050
-----------------------------------------------------------------------------
SOVEREIGN (1.6%)
Bundesrepublik Deutschland
   (European Monetary Unit)
   01-04-10                        5.38         745,000(c)            995,070
   01-04-13                        4.50         535,000(c)            710,252
   07-04-34                        4.75         270,000(c)            390,003
Bundesschatzanweisungen
   (European Monetary Unit)
   12-15-06                        2.25         540,000(c)            683,336
Dominican Republic
   04-20-27                        8.63         250,000(c,d)          268,750
Federative Republic of Brazil
   01-15-18                        8.00         646,000(c)            709,631
   10-14-19                        8.88         976,000(c)          1,157,536
   08-17-40                       11.00       1,242,000(c)          1,617,705
Govt of Canada
 (Canadian Dollar)
   09-01-09                        4.25         155,000(c)            140,037
Govt of Japan
 (Japanese Yen) Series 239
   06-20-12                        1.40      98,000,000(c)            838,517
Govt of Ukraine
   06-11-13                        7.65         185,000(c)            195,342
Hellenic Republic
 (European Monetary Unit)
   04-18-08                        3.50         540,000(c)            682,802
Republic of Argentina
   08-03-12                        4.89       1,214,000(c,i)          849,193
   09-12-13                        7.00         150,000(c)            138,675
   12-31-33                        8.28         550,685(c)            530,035
   12-15-35                        0.00         468,842(c,l)           46,603

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                            COUPON       PRINCIPAL             VALUE(a)
                                   RATE         AMOUNT
SOVEREIGN (CONT.)
Republic of Colombia
   05-21-24                        8.13%  $     256,000(c)    $       281,600
   09-18-37                        7.38         150,000(c)            151,875
Republic of El Salvador
   06-15-35                        7.65         340,000(c,d)          365,500
Republic of Indonesia
   03-09-17                        6.88         400,000(c,d)          410,000
Republic of Panama
   03-15-15                        7.25         100,000(c)            106,750
   09-30-27                        8.88         346,000(c)            428,175
Republic of Peru
   05-03-16                        8.38         472,000(c)            543,980
   11-21-33                        8.75          82,000(c)            100,450
Republic of Philippines
   01-14-31                        7.75       1,480,000(c)          1,544,750
Republic of South Africa
   06-02-14                        6.50         240,000(c)            252,000
Republic of Turkey
   03-15-15                        7.25         885,000(c)            889,425
   02-05-25                        7.38         467,000(c)            461,163
Republic of Uruguay
   03-21-36                        7.63         250,000(c)            249,375
Republic of Venezuela
   04-20-11                        6.51         400,000(c,i)          396,600
   10-08-14                        8.50         607,000(c)            672,253
   01-13-34                        9.38         137,000(c)            169,332
Russian Federation
   03-31-30                        5.00       1,700,000(c,d,i)      1,894,446
Russian Ministry of Finance
   05-14-11                        3.00       1,960,000(c)          1,759,668
United Kingdom Treasury
 (British Pound)
   09-07-14                        5.00         170,000(c)            327,047
United Mexican States
   09-27-34                        6.75       1,040,000(c)          1,103,960
                                                              ---------------
Total                                                              22,061,836
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 25

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                            COUPON     PRINCIPAL               VALUE(a)
                                   RATE       AMOUNT
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (2.2%)
Federal Home Loan Mtge Corp
   03-15-09                        5.75%  $     505,000       $       514,180
Federal Natl Mtge Assn
   01-15-08                        4.63       3,880,000             3,857,613
   06-15-08                        5.25       2,370,000             2,380,926
U.S. Treasury
   05-31-08                        4.88         645,000               646,209
   07-31-08                        5.00         240,000               241,125
   08-15-09                        4.88       3,180,000             3,201,614
   08-31-11                        4.63       1,965,000             1,967,150
   08-15-16                        4.88       1,470,000             1,497,792
   08-15-23                        6.25       2,345,000             2,722,583
   02-15-26                        6.00       6,750,000             7,722,951
U.S. Treasury Inflation-Indexed Bond
   01-15-07                        3.38       6,164,064(q)          6,111,227
                                                              ---------------
Total                                                              30,863,370
-----------------------------------------------------------------------------

ASSET-BACKED (0.5%)
Capital Auto Receivables Asset Trust
   Series 2004-1 Cl CTFS
      09-15-10                     2.84         250,000               244,869
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl A4B
      03-20-10                     5.44       1,025,000(d,i)        1,027,722
Capital Auto Receivables Asset Trust
   Series 2006-SN1A Cl D
      04-20-11                     6.15         275,000(d)            280,328
Citibank Credit Card Issuance Trust
   Series 2003-A3 Cl A3
      03-10-10                     3.10       1,300,000             1,263,184
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1 Cl AIO
      07-25-08                     5.62       1,250,000(p)            213,721
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
      06-20-31                     5.78         500,000(d,k)          507,887
Ford Credit Floorplan Master Owner Trust
   Series 2006-3 Cl A
      06-15-11                     5.51       2,300,000(i)          2,301,270
Hertz Vehicle Financing LLC
   Series 2004-1A Cl A3 (MBIA)
      05-25-09                     2.85         200,000(d,k)          193,702

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                            COUPON       PRINCIPAL             VALUE(a)
                                   RATE         AMOUNT
ASSET-BACKED (CONT.)
Metris Master Trust
   Series 2004-2 Cl D
      10-20-10                     8.57%  $      70,000(d,i)  $        70,069
Metris Master Trust
   Series 2005-1A Cl D
      03-21-11                     7.23         100,000(d,i)          100,099
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2 Cl AIO
      08-25-11                     5.89         800,000(p)            200,344
Natl Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-3 Cl AIO
      01-25-12                     0.00       1,500,000(p)            469,395
Residential Asset Securities
   Series 2006-KS1 Cl A2
      02-25-36                     5.47         685,000(i)            685,321
                                                              ---------------
Total                                                               7,557,911
-----------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.6%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
      11-10-42                     4.89         250,000               248,383
Banc of America Commercial Mtge
   Series 2005-3 Cl A4
      07-10-43                     4.67       1,144,000             1,091,781
Banc of America Commercial Mtge
   Series 2005-4 Cl A5A
      07-10-45                     4.93       1,175,000             1,139,703
Banc of America Commercial Mtge
   Series 2005-4 Cl ASB
      07-10-45                     4.87         450,000               440,399
Banc of America Commercial Mtge
   Series 2006-2 Cl AAB
      05-10-45                     5.72         800,000               822,796
Banc of America Commercial Mtge
   Series 2006-4 Cl AAB
      07-10-46                     5.60         600,000               610,075
Banc of America Large Loan
   Series 2006-LAQ Cl E
      02-09-21                     5.71         300,000(d,i)          301,260
Banc of America Large Loan
   Series 2006-LAQ Cl F
      02-09-21                     5.77         325,000(d,i)          326,111

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

26 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
  Series 2006-LAQ Cl G
    02-09-21                    5.86%    $    225,000(d,i)    $       225,420
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
    07-11-42                    4.57          700,000                 681,172
Bear Stearns Commercial Mtge Securities
  Series 2005-PW10 Cl A4
    12-11-40                    5.41          350,000                 351,305
Bear Stearns Commercial Mtge Securities
  Series 2005-T20 Cl E
    10-12-42                    5.30          200,000                 194,234
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
    11-15-30                    5.68        1,000,000               1,020,566
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
    09-20-51                    4.15          832,234(d)              817,086
Citigroup/Deutsche Bank Commercial Mtge Trust
  Series 2005-CD1 Cl ASB
    07-15-44                    5.40          175,000                 175,100
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A3
    07-10-37                    5.09          331,000                 329,492
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A4
    07-10-37                    5.23          400,000                 399,936
Commercial Mtge Pass-Through Ctfs
  Series 2006-CN2A Cl BFL
    02-05-19                    5.64          175,000(d,i)            175,962
Credit Suisse Mtge Capital Ctfs
  Series 2006-C2 Cl A3
    03-15-39                    5.85          450,000                 462,041
CS First Boston Mtge Securities
  Series 2003-CPN1 Cl A2
    03-15-35                    4.60          375,000                 361,732
CS First Boston Mtge Securities
  Series 2005-C4 Cl A1
    08-15-38                    4.77          631,842                 626,474
CS First Boston Mtge Securities
  Series 2005-C5 Cl A4
    08-15-38                    5.10        2,375,000               2,332,803
Federal Natl Mtge Assn #735029
    09-01-13                    5.28          486,042                 486,644

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON      PRINCIPAL                  VALUE(a)
                               RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #745629
    01-01-18                    5.08%    $    393,398         $       391,537
GE Capital Commercial Mtge
  Series 2005-C1 Cl A5
    06-10-48                    4.77          400,000                 385,192
General Electric Capital Assurance
  Series 2003-1 Cl A3
    05-12-35                    4.77          575,000(d)              565,737
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
    06-10-36                    4.88          200,000                 197,619
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl A4
    07-10-38                    6.11        1,725,000               1,803,940
Greenwich Capital Commercial Funding
  Series 2006-GG7 Cl AAB
    07-10-38                    6.11          575,000                 598,121
GS Mtge Securities II
  Series 2004-GG2 Cl A4
    08-10-38                    4.96          310,000                 307,088
GS Mtge Securities II
  Series 2006-GG6 Cl A4
    04-10-38                    5.55          450,000                 456,358
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
    10-12-37                    4.37          343,981                 337,977
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
    07-12-37                    5.26          450,000                 449,819
JPMorgan Chase Commercial Mtge Securities
  Series 2003-LN1 Cl A1
    10-15-37                    4.13          419,336                 405,834
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A1
    03-12-39                    3.97          218,354                 211,986
JPMorgan Chase Commercial Mtge Securities
  Series 2003-ML1A Cl A2
    03-12-39                    4.77          750,000                 729,474
JPMorgan Chase Commercial Mtge Securities
  Series 2004-C2 Cl A2
    05-15-41                    5.26          400,000                 399,022
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
    01-12-37                    4.18          200,000                 194,728

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 27

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
  Series 2005-LDP2 Cl A1
    07-15-42                    4.33%    $    411,796         $       405,010
JPMorgan Chase Commercial Mtge Securities
  Series 2006-CB16 Cl A4
    05-12-45                    5.55          850,000                 861,692
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl A4
    04-15-43                    5.48          500,000                 504,017
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP6 Cl ASB
    04-15-43                    5.49          575,000                 579,829
JPMorgan Chase Commercial Mtge Securities
  Series 2006-LDP8 Cl A4
    05-15-45                    5.40           75,000                 575,587
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A3
    03-15-29                    3.97          250,000                 235,675
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A2
    12-15-29                    4.20          400,000                 389,064
LB-UBS Commercial Mtge Trust
  Series 2004-C8 Cl A6
    12-15-29                    4.80          400,000                 386,687
LB-UBS Commercial Mtge Trust
  Series 2005-C1 Cl A4
    02-15-30                    4.74          325,000                 313,433
LB-UBS Commercial Mtge Trust
  Series 2005-C5 Cl AAB
    09-15-30                    4.93          800,000                 785,128
LB-UBS Commercial Mtge Trust
  Series 2006-C3 Cl AAB
    03-15-39                    5.64          520,000                 529,422
LB-UBS Commercial Mtge Trust
  Series 2006-C4 Cl AAB
    06-15-32                    6.07          950,000                 986,634
LB-UBS Commercial Mtge Trust
  Series 2006-C6 Cl A4
    09-15-39                    5.37          650,000(g)              653,445
Merrill Lynch Mtge Trust
  Series 2006-C1 Cl A4
    05-12-39                    5.84          300,000                 308,419
Morgan Stanley Capital I
  Series 2003-T11 Cl A2
    06-13-41                    4.34          275,000                 268,774

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
    04-14-40                    4.59%    $    300,000         $       290,823
Morgan Stanley Capital I
  Series 2005-IQ10 Cl A4A
    09-15-42                    5.23          350,000                 346,875
Morgan Stanley Capital I
  Series 2005-T19 Cl AAB
    06-12-47                    4.85          775,000                 758,839
Morgan Stanley Capital I
  Series 2006-T23 Cl AAB
    08-12-41                    5.97          350,000                 361,910
Morgan Stanley Capital I
  Series 2006-XLF Cl A2
    07-15-19                    5.46          700,000(d,i)            700,000
Morgan Stanley Dean Witter Capital I
  Series 2002-TOP7 Cl A2
    01-15-39                    5.98          950,000                 982,815
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
    02-11-36                    3.67        1,078,983               1,037,140
Wachovia Bank Commercial Mtge Trust
  Series 2003-C4 Cl A2
    04-15-35                    4.57        1,175,000               1,144,714
Wachovia Bank Commercial Mtge Trust
  Series 2005-C18 Cl A4
    04-15-42                    4.94          375,000                 364,387
Wachovia Bank Commercial Mtge Trust
  Series 2005-C20 Cl A5
    07-15-42                    5.09          375,000                 372,400
Wachovia Bank Commercial Mtge Trust
  Series 2006-C24 Cl APB
    03-15-45                    5.58          450,000                 456,754
                                                              ---------------
Total                                                              35,654,380
-----------------------------------------------------------------------------

MORTGAGE-BACKED (5.3%)(f)
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-2 Cl 2A2
    09-25-46                    5.55        1,879,127(j)            1,877,935
American Home Mtge Assets
  Collateralized Mtge Obligation
  Series 2006-3 Cl 3A2
    10-25-46                    5.33        1,388,631(j)            1,388,631

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

28 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Bank of America Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2003-11 Cl 4A1
    01-25-19                    4.75%    $    271,863         $       262,857
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2005-14 Cl 2A2
    05-25-35                    5.58        1,280,372(i)            1,280,232
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-2CB Cl A11
    03-25-36                    6.00          786,867                 785,806
Countrywide Alternative Loan Trust
  Collateralized Mtge Obligation
  Series 2006-OA8 Cl 1A2
    07-25-46                    5.56        1,637,705(i)            1,641,785
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2005-R2 Cl 2A1
    06-25-35                    7.00          533,497(d)              551,797
Countrywide Home Loans
  Collateralized Mtge Obligation
  Series 2006-OA5 Cl 2A2
    04-25-46                    5.63          815,818(j)              816,665
Federal Home Loan Mtge Corp
    10-01-36                    6.00        4,090,000(g)            4,110,449
Federal Home Loan Mtge Corp #B13193
    04-01-19                    5.50          410,757                 411,413
Federal Home Loan Mtge Corp #B16408
    09-01-19                    5.50        1,872,412               1,873,720
Federal Home Loan Mtge Corp #C53878
    12-01-30                    5.50          827,316                 820,373
Federal Home Loan Mtge Corp #G12141
    09-01-20                    4.50        1,008,993                 973,285
Federal Home Loan Mtge Corp
    10-01-36                    6.50        2,500,000(g)            2,546,095
Federal Natl Mtge Assn
    10-01-21                    5.50        1,500,000(g)            1,499,063
    10-01-21                    6.00        2,700,000(g)            2,740,500
Federal Natl Mtge Assn #190353
    08-01-34                    5.00          409,073                 393,888
Federal Natl Mtge Assn #254684
    03-01-18                    5.00        1,629,411               1,605,561
Federal Natl Mtge Assn #254800
    07-01-23                    5.50        1,475,176               1,468,103

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545874
    08-01-32                    6.50%    $  1,073,965         $     1,099,666
Federal Natl Mtge Assn #555528
    04-01-33                    6.00        2,333,802(g)            2,351,019
Federal Natl Mtge Assn #555740
    08-01-18                    4.50        1,024,263                 990,894
Federal Natl Mtge Assn #598558
    08-01-16                    6.00          517,683                 527,101
Federal Natl Mtge Assn #661185
    06-01-17                    7.00          328,542                 337,146
Federal Natl Mtge Assn #668824
    08-01-32                    6.50        1,168,615               1,194,401
Federal Natl Mtge Assn #670387
    08-01-32                    7.00          119,135                 122,764
Federal Natl Mtge Assn #671054
    01-01-33                    7.00        1,027,235               1,057,262
Federal Natl Mtge Assn #725232
    03-01-34                    5.00        1,667,707               1,608,149
Federal Natl Mtge Assn #725737
    08-01-34                    4.53        1,999,021(j)            1,984,108
Federal Natl Mtge Assn #725773
    09-01-34                    5.50        2,916,739               2,879,105
Federal Natl Mtge Assn #730153
    08-01-33                    5.50        1,245,229               1,230,260
Federal Natl Mtge Assn #743579
    11-01-33                    5.50        1,340,245               1,324,134
Federal Natl Mtge Assn #791447
    10-01-34                    6.00        1,083,527               1,090,187
Federal Natl Mtge Assn #878661
    02-01-36                    5.50        2,447,493               2,399,620
Federal Natl Mtge Assn #881629
    02-01-36                    5.50        2,273,627               2,229,155
Federal Natl Mtge Assn #883201
    07-01-36                    6.50        1,269,277               1,298,161
Federal Natl Mtge Assn #900197
    10-01-36                    5.98        1,125,000(g,j)          1,137,524
Federal Natl Mtge Assn
    10-01-36                    5.50        6,000,000(g)            5,909,999
    10-01-36                    6.50        4,000,000(g)            4,072,499
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2005-16 Cl 3A1B
    01-19-36                    5.67          661,106(j)              661,410

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 29

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-5 Cl 2A1B
    07-19-46                    5.56%    $    537,107(j)      $       537,131
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-8 Cl 2A1B
    08-21-46                    5.58        2,000,103(j)            2,000,103
Harborview Mtge Loan Trust
  Collateralized Mtge Obligation
  Series 2006-9 Cl 2A1B
    10-19-46                    5.70        2,500,000(g)            2,500,000
Master Alternative Loans Trust
  Collateralized Mtge Obligation
  Series 2004-2 Cl 4A1
    02-25-19                    5.00          393,175                 383,715
Residential Accredit Loans
  Collateralized Mtge Obligation
  Series 2006-QO6 Cl A2
    06-25-46                    5.56        2,184,388(i)            2,183,804
Washington Mutual
  Collateralized Mtge Obligation
  Series 2003-AR10 Cl A7
    10-25-33                    4.06          600,000(j)              590,760
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR17 Cl A1C1
    12-25-45                    5.52          231,641(j)              231,756
Washington Mutual
  Collateralized Mtge Obligation
  Series 2005-AR8 Cl 2AB1
    07-25-45                    5.58          975,667(j)              976,280
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-10 Cl A1
    10-25-35                    5.00          859,111                 813,355
Wells Fargo Mtge Backed Securities Trust
  Collateralized Mtge Obligation
  Series 2005-5 Cl 2A1
    05-25-35                    5.50          867,762                 849,594
                                                              ---------------
Total                                                              73,619,220
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
AEROSPACE & DEFENSE (0.2%)
Communications & Power Inds
  Sr Sub Nts
    02-01-12                    8.00%    $    935,000         $       935,000
DRS Technologies
    02-01-16                    6.63          890,000                 874,425
    02-01-18                    7.63            5,000                   5,075
L-3 Communications
  Sr Sub Nts
  Series B
    10-15-15                    6.38          900,000                 875,250
TransDigm
  Sr Sub Nts
    07-15-14                    7.75          450,000(d)              453,375
                                                              ---------------
Total                                                               3,143,125
-----------------------------------------------------------------------------

AUTOMOTIVE (0.2%)
Ford Motor Credit
    06-16-08                    6.63          188,000                 185,157
Ford Motor Credit
  Sr Nts
    08-10-11                    9.88          780,000                 807,128
GMAC
    04-15-16                    7.70          990,000                 862,538
GMAC LLC
    09-15-11                    6.88          955,000                 949,941
Insurance Auto Auctions
    04-01-13                   11.00          410,000                 407,950
                                                              ---------------
Total                                                               3,212,714
-----------------------------------------------------------------------------

BANKING (0.4%)
Banco Hipotecario
  Sr Unsecured
    04-27-16                    9.75          200,000(c,d)            203,000
Banknorth Group
  Sr Nts
    05-01-08                    3.75          440,000                 430,104
Landsbanki Islands
    08-25-11                    6.10          500,000(c,d)            505,236
Popular North America
  Sr Nts
    10-01-08                    3.88        2,270,000               2,207,534
Russian Standard Finance
  Sr Unsub
    05-05-11                    8.63          350,000(c,d)            348,250

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

30 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
BANKING (CONT.)
Wells Fargo Bank
  Sub Nts
    08-26-36                    5.95%    $  1,210,000         $     1,237,624
                                                              ---------------
Total                                                               4,931,748
-----------------------------------------------------------------------------

BROKERAGE (0.1%)
Goldman Sachs Group
  Sr Nts
    10-01-16                    5.75          535,000                 537,900
LaBranche & Co
  Sr Nts
    05-15-12                   11.00          695,000                 743,650
                                                              ---------------
Total                                                               1,281,550
-----------------------------------------------------------------------------

BUILDING MATERIALS (--%)
Interline Brands
  Sr Sub Nts
    06-15-14                    8.13          340,000                 344,250
Norcraft Companies LP/Finance
  Sr Sub Nts
    11-01-11                    9.00          185,000                 187,544
                                                              ---------------
Total                                                                 531,794
-----------------------------------------------------------------------------

CHEMICALS (0.4%)
BCP Crystal US Holdings
  Sr Sub Nts
    06-15-14                    9.63          265,000                 287,525
Chemtura
    06-01-16                    6.88          445,000                 438,881
Crystal US Holdings 3 LLC/Sub3
  Sr Disc Nts Series B
  (Zero coupon through 10-01-09,
  thereafter 10.50%)
    10-01-14                    9.41          427,000(h)              346,404
Georgia Gulf
  Sr Nts
    12-15-13                    7.13          390,000                 354,900
Georgia Gulf
  Sr Sub Nts
    10-15-16                   10.75          615,000(d,g)            605,738
Hexion US Finance/Nova Scotia
  Secured
    07-15-14                    9.00          385,000                 392,700
INEOS Group Holdings
  Sr Sub Nts
    02-15-16                    8.50          450,000(c,d)            428,625

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
CHEMICALS (CONT.)
INVISTA
    05-01-12                    9.25%    $    485,000(d)      $       515,313
Lyondell Chemical
    09-15-16                    8.25          495,000                 502,425
NALCO
  Sr Nts
    11-15-11                    7.75          675,000                 688,500
PQ
    02-15-13                    7.50          336,000                 319,200
                                                              ---------------
Total                                                               4,880,211
-----------------------------------------------------------------------------

CONSTRUCTION MACHINERY (--%)
Case New Holland
    03-01-14                    7.13          355,000                 356,331
United Rentals North America
    02-15-12                    6.50          345,000                 332,925
                                                              ---------------
Total                                                                 689,256
-----------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
American Achievement
  Sr Sub Nts
    04-01-12                    8.25          375,000                 378,750
Sealy Mattress
  Sr Sub Nts
    06-15-14                    8.25          655,000                 668,100
Spectrum Brands
  Sr Sub Nts
    10-01-13                    8.50          260,000                 224,900
Visant
    10-01-12                    7.63          185,000                 185,925
Visant Holding
  Sr Nts
    12-01-13                    8.75          380,000(d)              382,375
                                                              ---------------
Total                                                               1,840,050
-----------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
ALH Finance LLC
  Sr Sub Nts
    01-15-13                    8.50          285,000                 278,588
Covalence Specialty Materials
  Sr Sub Nts
    03-01-16                   10.25          190,000(d)              184,300
RBS Global & Rexnord
    08-01-14                    9.50           93,000(d)               94,395
                                                              ---------------
Total                                                                 557,283
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 31

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
ELECTRIC (0.7%)
Arizona Public Service
      05-15-15                  4.65%    $    715,000         $       655,591
Centrais Eletricas Brasileiras
   Sr Nts
      11-30-15                  7.75          300,000(c,d)            311,250
CMS Energy
   Sr Nts
      01-15-09                  7.50          240,000                 247,200
      08-01-10                  7.75          395,000                 414,750
Commonwealth Edison
   1st Mtge
      04-15-15                  4.70          255,000                 238,234
Commonwealth Edison
   1st Mtge Series 104
      08-15-16                  5.95          730,000                 740,102
Consumers Energy
   1st Mtge
      02-15-12                  5.00          550,000                 537,363
Consumers Energy
   1st Mtge Series H
      02-17-09                  4.80           30,000                  29,624
Dynegy Holdings
      05-15-18                  7.13           25,000                  22,875
Dynegy Holdings
   Sr Unsecured
      05-01-16                  8.38          565,000                 574,888
Edison Mission Energy
   Sr Nts
      06-15-13                  7.50          545,000(d)              550,450
Exelon
      06-15-10                  4.45          605,000                 586,338
Florida Power
   1st Mtge
      07-15-11                  6.65          195,000                 205,725
Midwest Generation LLC
   Series B
      01-02-16                  8.56           34,227                  36,366
Mirant Americas Generation LLC
   Sr Nts
      05-01-11                  8.30          565,000                 565,706
Mirant North America LLC
      12-31-13                  7.38          485,000                 485,606
Northern States Power
   Sr Nts
      08-01-09                  6.88          375,000                 390,600

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
ELECTRIC (CONT.)
NRG Energy
      02-01-14                  7.25%    $    295,000         $       292,788
Ohio Edison
      06-15-09                  5.65          530,000(d)              532,851
PacifiCorp
   1st Mtge
      06-15-35                  5.25          295,000                 271,805
PSI Energy
      10-15-35                  6.12          555,000                 553,788
Reliant Energy
   Secured
      07-15-13                  9.50          355,000                 368,313
Virginia Electric & Power
   Sr Nts Series A
      03-01-13                  4.75          600,000                 574,911
                                                              ---------------
Total                                                               9,187,124
-----------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment
      02-01-16                 11.00          520,000                 566,800
Universal City Florida Holdings I/II
   Sr Nts
      05-01-10                 10.24          410,000(i)              421,275
                                                              ---------------
Total                                                                 988,075
-----------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
   Series B
      09-01-12                  9.25           15,000                  15,994
      05-15-16                  7.13          560,000                 552,300
Clean Harbors
      07-15-12                 11.25           10,000                  11,250
WCA Waste
   Sr Nts
      06-15-14                  9.25          430,000(d)              446,125
                                                              ---------------
Total                                                               1,025,669
-----------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon
   through 11-01-08,
   thereafter 11.50%)
      11-01-11                 11.12          155,000(h)              134,850
Cadbury Schweppes US Finance LLC
      10-01-08                  3.88          670,000(d)              651,692
Constellation Brands
      09-01-16                  7.25          480,000                 485,400

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

32 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
FOOD AND BEVERAGE (CONT.)
Cott Beverages USA
      12-15-11                  8.00%    $    945,000         $       963,900
Kraft Foods
   Sr Unsecured
      11-01-11                  5.63        1,150,000               1,161,351
Pinnacle Foods Group
   Sr Sub Nts
      12-01-13                  8.25          460,000                 460,575
                                                              ---------------
Total                                                               3,857,768
-----------------------------------------------------------------------------

GAMING (0.4%)
Boyd Gaming
   Sr Sub Nts
      02-01-16                  7.13          395,000                 382,163
Circus & Eldorado Jt
   Venture/Silver Legacy Capital
   1st Mtge
      03-01-12                 10.13          435,000                 457,294
Majestic Star Casino LLC/Capital
      10-15-10                  9.50          555,000                 567,487
MGM MIRAGE
      10-01-09                  6.00          105,000                 104,081
      07-15-15                  6.63          885,000                 849,599
Mohegan Tribal Gaming Authority
      02-15-15                  6.88          425,000                 414,375
Mohegan Tribal Gaming Authority
   Sr Sub Nts
      04-01-12                  8.00          475,000                 491,625
Pokagon Gaming Authority
   Sr Nts
      06-15-14                 10.38          470,000(d)              501,138
Station Casinos
   Sr Sub Nts
      03-01-16                  6.88          375,000                 351,563
Tunica-Biloxi Gaming Authority
   Sr Unsecured
      11-15-15                  9.00          415,000(d)              428,488
Wynn Las Vegas LLC/Capital
   1st Mtge
      12-01-14                  6.63          530,000                 514,100
                                                              ---------------
Total                                                               5,061,913
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
GAS PIPELINES (0.3%)
ANR Pipeline
      03-15-10                  8.88%    $    285,000         $       298,870
Colorado Interstate Gas
   Sr Nts
      03-15-15                  5.95           45,000                  43,034
      11-15-15                  6.80          660,000                 665,143
Southern Star Central Gas
   Pipeline
      06-01-16                  6.00          270,000(d)              271,350
Southern Star Central
   Sr Nts
      03-01-16                  6.75          525,000                 515,813
Transcontinental Gas Pipe Line
   Sr Nts
      04-15-16                  6.40          441,000(d)              436,039
Williams Companies
      09-01-21                  7.88          750,000                 783,750
Williams Companies
   Sr Nts
      07-15-19                  7.63          804,000                 836,159
                                                              ---------------
Total                                                               3,850,158
-----------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
      07-15-08                  6.25          120,000                 121,569
      06-15-15                  4.00          646,000                 572,279
Community Health Systems
   Sr Sub Nts
      12-15-12                  6.50          185,000                 176,906
DaVita
      03-15-15                  7.25          530,000                 520,725
HCA
      02-15-16                  6.50          220,000                 175,725
HealthSouth
   Sr Nts
      06-15-16                 10.75          169,000(d)              173,225
IASIS Healthcare LLC/Capital
   Sr Sub Nts
      06-15-14                  8.75          400,000                 387,000
MedCath Holdings
   Sr Nts
      07-15-12                  9.88          500,000                 532,500
Omnicare
   Sr Sub Nts
      12-15-13                  6.75          400,000                 389,000
      12-15-15                  6.88          635,000                 616,744

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 33

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
HEALTH CARE (CONT.)
Select Medical
      02-01-15                  7.63%    $    245,000         $       206,413
Triad Hospitals
   Sr Nts
      05-15-12                  7.00          130,000                 128,700
Triad Hospitals
   Sr Sub Nts
      11-15-13                  7.00          865,000                 840,131
US Oncology
      08-15-12                  9.00          305,000                 315,675
US Oncology
   Sr Nts
      03-15-15                 10.68          405,000(i)              413,100
Vanguard Health Holding II LLC
   Sr Sub Nts
      10-01-14                  9.00          314,000                 304,580
                                                              ---------------
Total                                                               5,874,272
-----------------------------------------------------------------------------

HEALTH CARE INSURANCE (--%)
UnitedHealth Group
   Sr Unsecured
      03-15-11                  5.25          685,000                 683,905
-----------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
   Sr Nts
      09-15-36                  6.45          460,000                 469,857
Chaparral Energy
      12-01-15                  8.50          534,000                 529,995
Chesapeake Energy
      07-15-13                  7.63          400,000                 408,500
Chesapeake Energy
   Sr Nts
      08-15-14                  7.00          165,000                 163,144
Denbury Resources
   Sr Sub Nts
      12-15-15                  7.50          385,000                 385,963
Devon Financing
      09-30-11                  6.88           65,000                  69,173
EnCana
   Sr Nts
      10-15-13                  4.75          965,000(c)              916,913
Encore Acquisition
   Sr Sub Nts
      04-15-14                  6.25          170,000                 158,950

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
INDEPENDENT ENERGY (CONT.)
EXCO Resources
      01-15-11                  7.25%    $    735,000         $       718,462
Hilcorp Energy I LP/Finance
   Sr Nts
      11-01-15                  7.75          135,000(d)              130,613
      06-01-16                  9.00          167,000(d)              172,428
Petrohawk Energy
      07-15-13                  9.13          480,000(d)              482,400
Pioneer Natural Resources
   Sr Nts
      07-15-16                  5.88          760,000                 711,670
Range Resources
      03-15-15                  6.38          540,000                 513,000
      05-15-16                  7.50           95,000                  95,475
Stone Energy
   Sr Nts
      07-15-10                  8.24          380,000(d,i)            376,675
XTO Energy
      01-31-15                  5.00           35,000                  33,302
XTO Energy
   Sr Unsecured
      06-30-15                  5.30          495,000                 480,150
                                                              ---------------
Total                                                               6,816,670
-----------------------------------------------------------------------------

LIFE INSURANCE (--%)
Prudential Financial
      09-20-14                  5.10          350,000                 341,745
-----------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications Holdings
   II LLC/Capital
   Sr Nts
      09-15-10                 10.25          340,000                 346,800
Charter Communications Operating
   LLC/Capital
   Sr Nts
      04-30-12                  8.00           40,000(d)               40,300
      04-30-14                  8.38          250,000(d)              254,063
CSC Holdings
   Sr Nts
      04-15-12                  7.25          395,000(d)              393,519
Echostar DBS
      02-01-16                  7.13          285,000(d)              276,450
NTL Cable
      04-15-14                  8.75           20,000(c)               20,750
NTL Cable
   Sr Nts
      08-15-16                  9.13          530,000(c)              545,900

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

34 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
MEDIA CABLE (CONT.)
Quebecor Media
   Sr Nts
      03-15-16                  7.75%    $    125,000(c)      $       125,156
Videotron Ltee
      01-15-14                  6.88          780,000(c)              768,300
                                                              ---------------
Total                                                               2,771,238
-----------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
Dex Media West LLC/Finance
   Sr Sub Nts Series B
      08-15-13                  9.88           50,000                  54,000
Emmis Operating
   Sr Sub Nts
      05-15-12                  6.88          545,000                 544,319
Entercom Radio LLC/Capital
      03-01-14                  7.63          335,000                 327,044
Intelsat Bermuda
      06-15-16                  9.25          495,000(c,d)            520,369
Lamar Media
      08-15-15                  6.63          795,000                 762,206
Lamar Media
   Sr Sub Nts
      08-15-15                  6.63          230,000(d)              220,513
LIN TV
   Series B
      05-15-13                  6.50          390,000                 363,675
LIN TV
   Sr Sub Nts
      05-15-13                  6.50          130,000                 121,225
News America
      12-15-35                  6.40          495,000                 485,462
Nielsen Finance LLC
   Sr Disc Nts (Zero coupon through 08-01-11,
   thereafter 12.50%)
      08-01-16                 11.46          200,000(d,h)            117,250
Nielsen Finance LLC
   Sr Nts
      08-01-14                 10.00          265,000(d)              273,944
PanAmSat
      06-15-16                  9.00          330,000(d)              339,900
Radio One
      02-15-13                  6.38          350,000                 318,500
Rainbow Natl Services LLC
   Sr Nts
      09-01-12                  8.75          300,000(d)              321,000

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
MEDIA NON CABLE (CONT.)
Rainbow Natl Services LLC
   Sr Sub Deb
      09-01-14                 10.38%    $    485,000(d)      $       548,050
RH Donnelley
   Sr Disc Nts Series A-1
      01-15-13                  6.88          350,000                 319,375
RH Donnelley
   Sr Disc Nts Series A-2
      01-15-13                  6.88          962,000                 877,824
Salem Communications
      12-15-10                  7.75          460,000                 463,450
Sinclair Broadcast Group
      03-15-12                  8.00          380,000                 385,225
Sun Media
      02-15-13                  7.63          530,000(c)              535,300
                                                              ---------------
Total                                                               7,898,631
-----------------------------------------------------------------------------

METALS (--%)
Peabody Energy
   Series B
      03-15-13                  6.88          575,000                 566,375
-----------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
   Sr Sub Nts
      10-15-15                  9.13          460,000(d)              476,100
Pride Intl
   Sr Nts
      07-15-14                  7.38          760,000                 782,800
Quicksilver Resources
      04-01-16                  7.13          405,000                 383,738
                                                              ---------------
Total                                                               1,642,638
-----------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (--%)
Cardtronics
   Sr Sub Nts
     08-15-13                   9.50          355,000(d)              363,875
Triad Acquisition
   Sr Unsecured
   Series B
      05-01-13                 11.13          160,000                 147,200
                                                              ---------------
Total                                                                 511,075
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 35

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
PACKAGING (0.2%)
Berry Plastic Holding
   Secured
      09-15-14                  8.88%    $    290,000(d)      $       291,450
Crown Americas LLC /Capital
   Sr Nts
      11-15-15                  7.75          305,000                 308,813
Crown Americas LLC/Capital
      11-15-13                  7.63          580,000                 587,250
Owens-Brockway Glass Container
      05-15-13                  8.25          375,000                 384,375
Owens-Brockway Glass Container
   Secured
      11-15-12                  8.75          430,000                 453,650
Plastipak Holdings
   Sr Nts
      12-15-15                  8.50          450,000(d)              454,500
                                                              ---------------
Total                                                               2,480,038
-----------------------------------------------------------------------------

PAPER (0.2%)
Boise Cascade LLC
      10-15-14                  7.13          545,000                 508,213
Georgia-Pacific
      06-15-15                  7.70          840,000                 835,799
Jefferson Smurfit US
      10-01-12                  8.25          375,000                 359,063
NewPage
   Secured
      05-01-12                 10.00          456,000                 470,820
Norampac
   Sr Nts
      06-01-13                  6.75           90,000(c)               85,050
Smurfit Kappa Funding
   Sr Nts
      10-01-12                  9.63          200,000(c)              211,000
                                                              ---------------
Total                                                               2,469,945
-----------------------------------------------------------------------------

PHARMACEUTICALS (--%)
CDRV Investors
   Sr Disc Nts (Zero coupon through 01-01-10,
   thereafter 9.63%)
      01-01-15                  8.92           90,000(h)               66,600
Warner Chilcott
      02-01-15                  8.75          168,000                 173,880
                                                              ---------------
Total                                                                 240,480
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                         COUPON      PRINCIPAL                 VALUE(a)
                                RATE        AMOUNT
REITS (0.1%)
AvalonBay Communities
   Sr Unsecured
      09-15-16                  5.75%    $    340,000         $       343,391
Westfield Group
   Sr Nts
      10-01-16                  5.70          610,000(c,d)            609,189
                                                              ---------------
Total                                                                 952,580
-----------------------------------------------------------------------------

RETAILERS (0.3%)
AutoNation
      04-15-14                  7.00          385,000(d)              384,038
CVS
      09-15-09                  4.00          730,000                 704,077
      09-15-14                  4.88           30,000                  28,473
General Nutrition Centers
      01-15-11                  8.63          345,000                 352,763
May Department Stores
      07-15-09                  4.80          870,000                 853,606
      07-15-34                  6.70          515,000                 512,358
NBTY
   Sr Sub Nts
      10-01-15                  7.13          233,000                 225,428
Neiman Marcus Group
      10-15-15                 10.38          231,000                 249,480
Toys "R" Us
      04-15-13                  7.88          320,000                 259,600
United Auto Group
      03-15-12                  9.63          730,000                 773,799
                                                              ---------------
Total                                                               4,343,622
-----------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Seagate Technology HDD Holdings
      10-01-16                  6.80          380,000(c)              378,100
SunGard Data Systems
      08-15-13                  9.13          380,000                 393,300
                                                              ---------------
Total                                                                 771,400
-----------------------------------------------------------------------------

TOBACCO (--%)
Reynolds American
   Secured
      06-01-16                  7.63          185,000(d)              191,902
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

36 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
TRANSPORTATION SERVICES (0.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
      05-15-14                  7.63%    $    345,000(d)      $       334,650
FedEx
      08-15-09                  5.50          160,000                 161,028
Hertz
   Sr Nts
      01-01-14                  8.88          420,000(d)              439,950
Hertz
   Sr Sub Nts
      01-01-16                 10.50          120,000(d)              132,000
                                                              ---------------
Total                                                               1,067,628
-----------------------------------------------------------------------------

WIRELESS (0.3%)
American Tower
   Sr Nts
      10-15-12                  7.13           95,000                  97,375
Centennial Communications/Cellular Operating LLC
   Sr Nts
      02-01-14                  8.13          710,000                 699,350
Dobson Cellular Systems
   Secured
      11-01-11                  8.38          595,000                 618,056
Nextel Communications
   Sr Nts Series F
      03-15-14                  5.95        1,980,000               1,936,583
Rogers Wireless
   Secured
      05-01-11                  9.63           80,000(c)               90,400
Rogers Wireless
   Sr Sub Nts
      12-15-12                  8.00          460,000(c)              488,750
Rural Cellular
   Secured
      03-15-12                  8.25          390,000                 401,700
UBS (Vimplecom)
      05-23-16                  8.25          250,000(c,d)            253,750
                                                              ---------------
Total                                                               4,585,964
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
WIRELINES (0.9%)
Cincinnati Bell
      02-15-15                  7.00%    $    340,000         $       333,200
Citizens Communications
   Sr Nts
      01-15-13                  6.25          470,000                 457,075
GCI
   Sr Nts
      02-15-14                  7.25          595,000                 574,175
Level 3 Financing
      10-15-11                 10.75          555,000                 580,669
      03-15-13                 12.25           60,000                  66,900
Qwest
      03-15-12                  8.88          790,000                 862,088
Qwest
   Sr Nts
      10-01-14                  7.50          325,000(d)              335,969
Sprint Capital
      03-15-32                  8.75          115,000                 140,242
Telecom Italia Capital
      10-01-15                  5.25        2,485,000(c)            2,302,616
TELUS
      06-01-11                  8.00        1,760,000(c)            1,940,055
Valor Telecommunications Enterprises LLC/Finance
      02-15-15                  7.75          470,000                 500,550
Verizon Pennsylvania
   Series A
      11-15-11                  5.65        2,510,000               2,518,232
Windstream
   Sr Nts
      08-01-16                  8.63        1,210,000(d)            1,294,700
                                                              ---------------
Total                                                              11,906,471
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $271,248,222)                                          $   272,523,784
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 37

------------------------------------------------------------------------------
SENIOR LOANS (0.1%)
------------------------------------------------------------------------------
ISSUER                        COUPON       PRINCIPAL                 VALUE(a)
                               RATE         AMOUNT
Charter Communications Operating
   2nd Lien Term Loan
      04-28-13                  7.80%    $    750,000(g,r)    $       752,812
VNU
   Term Loan B
      08-09-13                  8.19          450,000(c,g,r)          448,394
-----------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $1,204,125)                                            $     1,201,206
-----------------------------------------------------------------------------

------------------------------------------------------------------------------
MONEY MARKET FUNDS (9.8%)(o)
------------------------------------------------------------------------------
                                             SHARES                  VALUE(a)
RiverSource Short-Term
   Cash Fund                              136,976,983(s)      $   136,976,983
-----------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $136,976,983)                                          $   136,976,983
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,388,278,751)(t)                                     $ 1,487,424,203
=============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2006, the value of foreign securities represented 25.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2006, the value of these securities amounted to $26,834,638 or 1.9% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stockshareholders typically do not have a legal claim on the company's assets.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation.
      Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Sept. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $29,312,582.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2006.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2006.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- Ambac Assurance Corporation
      MBIA -- MBIA Insurance Corporation


------------------------------------------------------------------------------

38 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)
------------------------------------------------------------------------------

(l) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually, and the rate is 5% of Argentina GDP growth that exceeds the projected real GDP from Dec. 31, 2004, at an annual growth rate of 3%.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      -----------------------------------------------------------------------

      PURCHASE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20 year                      $     2,000,000
      U.S. Treasury Note, Dec. 2006, 2-year                        22,800,000
      U.S. Treasury Note, Dec. 2006, 5-year                        14,100,000
      SALE CONTRACTS
      U.S. Treasury Note, Dec. 2006, 10-year                       21,900,000

(n) At Sept. 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(o) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.4% of net assets. See
      Note 5 to the financial statements. 4.4% of net assets is the Fund's cash equivalent position.

(p) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2006.

(q) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(s)   See Note 7 to the financial statements.

(t) At Sept. 30, 2006, the cost of securities for federal income tax purposes was $1,390,935,357 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $   122,188,784
      Unrealized depreciation                                     (25,699,938)
      -----------------------------------------------------------------------
      Net unrealized appreciation                             $    96,488,846
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 39

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPT. 30, 2006

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $1,251,301,768)                                     $ 1,350,447,220
   Affiliated money market fund (identified cost $136,976,983) (Note 7)                           136,976,983
-------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,388,278,751)                                1,487,424,203
Cash in bank on demand deposit                                                                        118,622
Foreign currency holdings (identified cost $2,864,731) (Note 1)                                     2,859,572
Capital shares receivable                                                                           1,605,900
Dividends and accrued interest receivable                                                           4,649,310
Receivable for investment securities sold                                                          14,030,270
-------------------------------------------------------------------------------------------------------------
Total assets                                                                                    1,510,687,877
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                                 34,970
Payable for investment securities purchased                                                        42,477,979
Payable upon return of securities loaned (Note 5)                                                  75,220,000
Accrued investment management services fee                                                             21,484
Accrued distribution fee                                                                              575,545
Accrued service fee                                                                                        38
Accrued transfer agency fee                                                                             1,524
Accrued administrative services fee                                                                     2,877
Other accrued expenses                                                                                204,811
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 118,539,228
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                            $ 1,392,148,649
=============================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                      $     1,292,668
Additional paid-in capital                                                                      1,316,047,979
Undistributed net investment income                                                                 2,177,703
Accumulated net realized gain (loss) (Note 9)                                                     (26,508,186)
Unrealized appreciation (depreciation) on investments and on translation of assets and
   liabilities in foreign currencies (Note 6)                                                      99,138,485
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                      $ 1,392,148,649
=============================================================================================================
Net assets applicable to outstanding shares:                 Class A                          $ 1,209,435,158
                                                             Class B                          $   146,396,175
                                                             Class C                          $    22,536,506
                                                             Class Y                          $    13,780,810
Net asset value per share of outstanding capital stock:      Class A shares     112,183,002   $         10.78
                                                             Class B shares      13,691,129   $         10.69
                                                             Class C shares       2,114,752   $         10.66
                                                             Class Y shares       1,277,961   $         10.78
-------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                             $    72,690,140
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

40 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                                PERIOD FROM
                                                              OCT. 1, 2005 TO      PERIOD FROM           TOTAL
                                                                FEB. 2, 2006      FEB. 3, 2006 TO    OCT. 1, 2005 TO
                                                                 (NOTE 1)         SEPT. 30, 2006      SEPT. 30, 2006
INVESTMENT INCOME
Income:
Dividends                                                     $     5,825,560    $     16,345,331    $    22,170,891
Interest                                                            3,313,985          10,071,718         13,385,703
Income distributions from affiliated money
   market fund (Note 7)                                                    --              78,512             78,512
Fee income from securities lending (Note 5)                           120,256             720,071            840,327
   Less foreign taxes withheld                                        (52,144)           (776,511)          (828,655)
--------------------------------------------------------------------------------------------------------------------
Total income                                                        9,207,657          26,439,121         35,646,778
--------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
   Investment management services fee                               2,151,195           4,913,742          7,064,937
Distribution fee
   Class A                                                            823,985           1,810,092          2,634,077
   Class B                                                            363,738             889,401          1,253,139
   Class C                                                             29,378             109,270            138,648
Transfer agency fee                                                   499,141           1,076,137          1,575,278
Incremental transfer agency fee
   Class A                                                             45,531              96,477            142,008
   Class B                                                             11,710              27,232             38,942
   Class C                                                                818               2,674              3,492
Service fee -- Class Y                                                  2,018               8,638             10,656
Administrative services fees and expenses                             285,455             663,207            948,662
Compensation of board members                                           5,033               7,047             12,080
Custodian fees                                                         86,509             206,199            292,708
Printing and postage                                                   70,651             151,031            221,682
Registration fees                                                      28,680             133,235            161,915
Audit fees                                                             16,667              28,333             45,000
Other                                                                  19,962               5,537             25,499
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                      4,440,471          10,128,252         14,568,723
   Earnings and bank fee credits on cash balances                     (19,884)            (73,836)           (93,720)
--------------------------------------------------------------------------------------------------------------------
Total net expenses                                                  4,420,587          10,054,416         14,475,003
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     4,787,070          16,384,705         21,171,775
--------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 41

                                                                PERIOD FROM
                                                              OCT. 1, 2005 TO      PERIOD FROM           TOTAL
                                                                FEB. 2, 2006      FEB. 3, 2006 TO    OCT. 1, 2005 TO
                                                                 (NOTE 1)         SEPT. 30, 2006      SEPT. 30, 2006
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                             $    47,608,825    $     36,535,738    $    84,144,563
   Foreign currency transactions                                       38,413              40,889             79,302
   Futures contracts                                                  652,195             (19,046)           633,149
   Payment from affiliate (Note 2)                                         --             156,013            156,013
   Swap transactions                                                   41,098              (1,372)            39,726
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            48,340,531          36,712,222         85,052,753
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                                8,400,860          (2,180,555)         6,220,305
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              56,741,391          34,531,667         91,273,058
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $    61,528,461    $     50,916,372    $   112,444,833
====================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

42 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED SEPT. 30,                                        2006              2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    21,171,775   $    14,857,608
Net realized gain (loss) on investments                     85,052,753       127,083,159
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                         6,220,305         6,222,887
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              112,444,833       148,163,654
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (16,593,665)      (13,649,147)
      Class B                                               (1,112,379)         (717,862)
      Class C                                                 (156,470)          (45,796)
      Class Y                                                 (193,341)          (73,960)
----------------------------------------------------------------------------------------
Total distributions                                        (18,055,855)      (14,486,765)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                              364,017,930        97,051,445
      Class B shares                                        83,340,288        28,776,281
      Class C shares                                        16,758,908         3,414,348
      Class Y shares                                        10,990,222           624,732
Reinvestment of distributions at net asset value
      Class A shares                                        16,317,292        13,413,642
      Class B shares                                         1,091,309           707,777
      Class C shares                                           149,125            44,634
      Class Y shares                                           193,341            73,960
Payments for redemptions
      Class A shares                                      (192,244,005)     (178,837,363)
      Class B shares (Note 2)                              (43,345,553)      (36,227,804)
      Class C shares (Note 2)                               (2,350,463)       (1,300,318)
      Class Y shares                                        (2,312,097)       (2,490,922)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            252,606,297       (74,749,588)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    346,995,275        58,927,301
Net assets at beginning of year                          1,045,153,374       986,226,073
----------------------------------------------------------------------------------------
Net assets at end of year                              $ 1,392,148,649   $ 1,045,153,374
========================================================================================
Undistributed net investment income                    $     2,177,703   $     1,043,919
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 43

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategic Allocation Series, Inc. (formerly AXP Managed Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Prior to Feb. 3, 2006, the Fund invested all of its assets in Total Return Portfolio (the Portfolio). The Fund recorded its daily share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Effective at the close of business on Feb. 2, 2006, the Portfolio was liquidated and the Fund exchanged its interest in the Portfolio for its proportionate share (99.99%) of the Portfolio's assets and liabilities. Within the statement of operations for the period from Oct. 1, 2005 to Feb. 2, 2006, income and expense amounts include allocations from the Portfolio in the following amounts:

-----------------------------------------------------------------------------
Dividends                                                         $ 5,825,560
-----------------------------------------------------------------------------
Interest Income                                                   $ 3,314,134
-----------------------------------------------------------------------------
Fee income from securities lending                                $   120,256
-----------------------------------------------------------------------------
Foreign taxes withheld                                            $   (52,144)
-----------------------------------------------------------------------------
Investment management services fee                                $ 2,151,195
-----------------------------------------------------------------------------
Custodian fees                                                    $    86,021
-----------------------------------------------------------------------------
Audit fees                                                        $    11,531
-----------------------------------------------------------------------------
Other                                                             $    14,736
-----------------------------------------------------------------------------
Earnings credits on cash balances                                 $      (834)
-----------------------------------------------------------------------------


------------------------------------------------------------------------------

44 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2006 ANNUAL REPORT

All realized and unrealized gains (losses) presented for the period from Oct. 1, 2005 to Feb. 2, 2006 were as a result of allocations from the Portfolio.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Sept. 30, 2006, the Fund has entered into outstanding when-issued securities of $25,157,343 and other forward-commitments of $4,155,239.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2006 ANNUAL REPORT 45

FORWARD SALE COMMITMENTS

The Fund may enter into forward sale commitments to hedge its fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the "Notes to investments in securities."

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

46 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2006 ANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Sept. 30, 2006, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

CMBS TOTAL RETURN SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2006 ANNUAL REPORT 47

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,982,136 and accumulated net realized loss has been decreased by $1,981,970 resulting in a net reclassification adjustment to increase paid-in capital by $166.


------------------------------------------------------------------------------

48 RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2006 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED SEPT. 30,                                    2006           2005
------------------------------------------------------------------------------
CLASS A
Distributions paid from:
   Ordinary income ..................................$16,593,665   $13,649,147
   Long-term capital gain ....................................--            --

CLASS B
Distributions paid from:
   Ordinary income ....................................1,112,379       717,862
   Long-term capital gain ....................................--            --

CLASS C
Distributions paid from:
   Ordinary income ......................................156,470        45,796
   Long-term capital gain ....................................--            --

CLASS Y
Distributions paid from:
   Ordinary income ......................................193,341        73,960
   Long-term capital gain ....................................--            --

At Sept. 30, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income ..................................$    2,732,343
Accumulated long-term gain (loss) ..............................$  (24,282,691)
Unrealized appreciation (depreciation) .........................$   96,358,350

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties,


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 49 accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Effective Feb. 3, 2006, the Fund entered into an Investment Management Services Agreement with RiverSource Investments, LLC (the Investment Manager) to determine which securities will be purchased, held or sold. Prior to the withdrawal of the Fund's assets from the Portfolio, Growth and Income Trust (the Trust), on behalf of the Portfolio, had an Investment Management Services Agreement with Ameriprise Financial. Prior to Feb. 3, 2006, the investment management fee was assessed at the Portfolio level. The management fee is a percentage of the Fund's average daily net assets that declines from 0.57% to 0.39% annually as the Fund's assets increase. Prior to March 1, 2006, the management fee percentage of the Fund's average daily net assets declined from 0.53% to 0.40% annually as the Fund's assets increased. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. For the period from Oct. 1, 2005 to Feb. 2, 2006, the adjustment increased the fee by $242,738 and from the period from Feb. 3, 2006 to Sept. 30, 2006, the adjustment increased the fee by $258,958.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.


------------------------------------------------------------------------------

50 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $3,532,287 for Class A, $129,090 for Class B and $5,664 for Class C for the year ended Sept. 30, 2006.

During the period from Oct. 1, 2005 to Feb. 2, 2006, the Fund's custodian and transfer agency fees were reduced by $19,884 as a result of earnings and bank fee credits from overnight cash balances. During the period from Feb. 3, 2006 to Sept. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $73,836 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time payment of $156,013 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net assets value and total return.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 51

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $461,698,795 and $389,693,046, respectively, for the period from Oct. 1, 2005 to Feb. 2, 2006 and $1,229,439,964 and
$1,076,818,150, respectively, for the period from Feb. 3, 2006 to Sept. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                    YEAR ENDED SEPT. 30, 2006
                                         CLASS A       CLASS B        CLASS C      CLASS Y
--------------------------------------------------------------------------------------------
Sold                                    34,992,534     8,089,359     1,624,671     1,052,252
Issued for reinvested distributions      1,559,100       105,153        14,368        18,416
Redeemed                               (18,526,253)   (4,248,852)     (229,421)     (223,221)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 18,025,381     3,945,660     1,409,618       847,447
--------------------------------------------------------------------------------------------

                                                    YEAR ENDED SEPT. 30, 2005
                                         CLASS A       CLASS B        CLASS C      CLASS Y
--------------------------------------------------------------------------------------------
Sold                                    10,120,999     3,045,966       360,992        65,245
Issued for reinvested distributions      1,397,456        74,291         4,678         7,709
Redeemed                               (18,936,881)   (3,814,492)     (138,792)     (260,920)
--------------------------------------------------------------------------------------------
Net increase (decrease)                 (7,418,426)     (694,235)      226,878      (187,966)
--------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Sept. 30, 2006, securities valued at $72,690,140 were on loan to brokers. For collateral, the Fund received $75,220,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, which are included in the "Investments in securities." Income from securities lending amounted to $840,327 for the year ended Sept. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. INTEREST RATE FUTURES CONTRACTS

At Sept. 30, 2006, investments in securities included securities valued at $231,949 that were pledged as collateral to cover initial margin deposits on 275 open purchase contracts and 219 open sale contracts. The notional market value of the open purchase contracts at Sept. 30, 2006 was $40,438,829 with a net unrealized gain of $122,604. The notional market value of the open sale contracts at Sept. 30, 2006 was $23,665,688 with a net unrealized loss of $139,813. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

52 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the year ended Sept. 30, 2006.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $24,282,691 at Sept. 30, 2006, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 53

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration, and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

54 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                    2006     2005     2004     2003      2002
Net asset value, beginning of period            $ 9.96   $ 8.73   $ 7.88   $ 6.88   $  7.93
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .18      .15      .12      .15       .16
Net gains (losses) (both realized
and unrealized)                                    .80     1.22      .85      .99     (1.05)
-------------------------------------------------------------------------------------------
Total from investment operations                   .98     1.37      .97     1.14      (.89)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.16)    (.14)    (.12)    (.14)     (.16)
-------------------------------------------------------------------------------------------
Net asset value, end of period                  $10.78   $ 9.96   $ 8.73   $ 7.88   $  6.88
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $1,209   $  938   $  886   $  895   $   869
-------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                               1.12%    1.09%     .99%    1.03%     1.01%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       1.84%    1.54%    1.37%    1.93%     1.96%
-------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  122%     134%     127%     196%      116%
-------------------------------------------------------------------------------------------
Total return(c)                                   9.88%   15.81%   12.31%   16.67%   (11.43%)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 55

CLASS B

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                    2006     2005     2004     2003      2002
Net asset value, beginning of period            $ 9.88   $ 8.66   $ 7.83   $ 6.83   $  7.88
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .10      .07      .05      .09       .10
Net gains (losses) (both realized
and unrealized)                                    .80     1.22      .83      .99     (1.05)
-------------------------------------------------------------------------------------------
Total from investment operations                   .90     1.29      .88     1.08      (.95)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.09)    (.07)    (.05)    (.08)     (.10)
-------------------------------------------------------------------------------------------
Net asset value, end of period                  $10.69   $ 9.88   $ 8.66   $ 7.83   $  6.83
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $  146   $   96   $   90   $  103   $   117
-------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                               1.89%    1.86%    1.76%    1.80%     1.78%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       1.09%     .78%     .59%    1.17%     1.19%
-------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  122%     134%     127%     196%      116%
-------------------------------------------------------------------------------------------
Total return(c)                                   9.09%   14.93%   11.26%   15.92%   (12.19%)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

56 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

CLASS C

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                    2006     2005     2004     2003      2002
Net asset value, beginning of period            $ 9.86   $ 8.65   $ 7.82   $ 6.83   $  7.89
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .10      .08      .06      .09       .10
Net gains (losses) (both realized
and unrealized)                                    .79     1.21      .83      .99     (1.05)
-------------------------------------------------------------------------------------------
Total from investment operations                   .89     1.29      .89     1.08      (.95)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.09)    (.08)    (.06)    (.09)     (.11)
-------------------------------------------------------------------------------------------
Net asset value, end of period                  $10.66   $ 9.86   $ 8.65   $ 7.82   $  6.83
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $   23   $    7   $    4   $    3   $     1
-------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                               1.89%    1.87%    1.77%    1.82%     1.81%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       1.14%     .78%     .58%    1.12%     1.18%
-------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  122%     134%     127%     196%      116%
-------------------------------------------------------------------------------------------
Total return(c)                                   9.11%   14.92%   11.36%   15.86%   (12.23%)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 57

CLASS Y

-------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-------------------------------------------------------------------------------------------
Fiscal period ended Sept. 30,                    2006     2005     2004     2003      2002
Net asset value, beginning of period            $ 9.96   $ 8.72   $ 7.88   $ 6.88   $  7.93
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       .21      .16      .13      .16       .18
Net gains (losses) (both realized
and unrealized)                                    .79     1.24      .84      .99     (1.05)
-------------------------------------------------------------------------------------------
Total from investment operations                  1.00     1.40      .97     1.15      (.87)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income              (.18)    (.16)    (.13)    (.15)     (.18)
-------------------------------------------------------------------------------------------
Net asset value, end of period                  $10.78   $ 9.96   $ 8.72   $ 7.88   $  6.88
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in millions)         $   14   $    4   $    5   $    6   $     7
-------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                .96%     .92%     .83%     .86%      .84%
-------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       2.07%    1.72%    1.54%    2.11%     2.13%
-------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  122%     134%     127%     196%      116%
-------------------------------------------------------------------------------------------
Total return(c)                                  10.07%   16.13%   12.37%   16.86%   (11.28%)
-------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Total return does not reflect payment of a sales charge.


------------------------------------------------------------------------------

58 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Strategic Allocation Fund (a series of RiverSource Strategic Allocation Series, Inc.) as of September 30, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2006, and the financial highlights for each of the years in the five-year period ended September 30, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Strategic Allocation Fund as of September 30, 2006, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

November 20, 2006


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 59

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Sept. 30, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

   Qualified Dividend Income for individuals .............................100%
   Dividends Received Deduction for corporations .......................66.83%

PAYABLE DATE                                                         PER SHARE
Dec. 22, 2005. ......................................................$ 0.03144
March 29, 2006 ........................................................0.03223
June 27, 2006 .........................................................0.04229
Sept. 27, 2006 ........................................................0.05230
Total distributions .................................................$ 0.15826

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:

   Qualified Dividend Income for individuals .............................100%
   Dividends Received Deduction for corporations .......................66.83%

PAYABLE DATE                                                         PER SHARE
Dec. 22, 2005. ......................................................$ 0.01580
March 29, 2006 ........................................................0.01275
June 27, 2006 .........................................................0.02372
Sept. 27, 2006 ........................................................0.03288
Total distributions .................................................$ 0.08515


------------------------------------------------------------------------------

60 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:

   Qualified Dividend Income for individuals .............................100%
   Dividends Received Deduction for corporations .......................66.83%

PAYABLE DATE                                                         PER SHARE
Dec. 22, 2005. ......................................................$ 0.01726
March 29, 2006 ........................................................0.01585
June 27, 2006 .........................................................0.02666
Sept. 27, 2006 ........................................................0.03489
Total distributions .................................................$ 0.09466

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

   Qualified Dividend Income for individuals .............................100%
   Dividends Received Deduction for corporations .......................66.83%

PAYABLE DATE                                                         PER SHARE
Dec. 22, 2005. ......................................................$ 0.03533
March 29, 2006 ........................................................0.03760
June 27, 2006 .........................................................0.04654
Sept. 27, 2006 ........................................................0.05657
Total distributions .................................................$ 0.17604


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 61

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

62 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 APRIL 1, 2006   SEPT. 30, 2006  THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $ 1,017.60        $5.73          1.14%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)       $1,000        $ 1,019.25        $5.74          1.14%
----------------------------------------------------------------------------------------------
Class B
   Actual(b)                         $1,000        $ 1,014.00        $9.54          1.90%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)       $1,000        $ 1,015.46        $9.55          1.90%
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $ 1,014.50        $9.54          1.90%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)       $1,000        $ 1,015.46        $9.55          1.90%
----------------------------------------------------------------------------------------------
Class Y
----------------------------------------------------------------------------------------------
   Actual(b)                         $1,000        $ 1,018.40        $4.88           .97%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)       $1,000        $ 1,020.09        $4.89           .97%
----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Sept. 30, 2006:
      +1.76% for Class A, +1.40% for Class B, +1.45% for Class C and +1.84% for Class Y.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 63

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION            OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS          DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Kathleen Blatz          Board member        Chief Justice, Minnesota
901 S. Marquette Ave.   since 2006          Supreme Court, 1998-2005
Minneapolis, MN 55402
Age 52
----------------------------------------------------------------------------------------------------
Arne H. Carlson         Board member        Chair, Board Services
901 S. Marquette Ave.   since 1999          Corporation (provides
Minneapolis, MN 55402                       administrative services to
Age 72                                      boards); former Governor of
                                            Minnesota
----------------------------------------------------------------------------------------------------
Patricia M. Flynn       Board member        Trustee Professor of
901 S. Marquette Ave.   since 2004          Economics and Management,
Minneapolis, MN 55402                       Bentley College; former Dean,
Age 55                                      McCallum Graduate School of
                                            Business, Bentley College
----------------------------------------------------------------------------------------------------
Anne P. Jones           Board member        Attorney and Consultant
901 S. Marquette Ave.   since 1985
Minneapolis, MN 55402
Age 71
----------------------------------------------------------------------------------------------------
Jeffrey Laikind         Board member        Former Managing Director,       American Progressive
901 S. Marquette Ave.   since 2005          Shikiar Asset Management        Insurance
Minneapolis, MN 55402
Age 71
----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.   Board member        President Emeritus and          Valmont Industries, Inc.
901 S. Marquette Ave.   since 2002          Professor of Economics,         (manufactures irrigation
Minneapolis, MN 55402                       Carleton College                systems)
Age 67
----------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

64 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION           OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS         DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Catherine James Paglia  Board member        Director, Enterprise Asset      Strategic Distribution,
901 S. Marquette Ave.   since 2004          Management, Inc. (private       Inc. (transportation,
Minneapolis, MN 55402                       real estate and asset           distribution and
Age 54                                      management company)             logistics consultants)
----------------------------------------------------------------------------------------------------
Vikki L. Pryor          Board member        President and Chief Executive
901 S. Marquette Ave.   since 2006          Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                       Insurance Company, Inc. since
Age 53                                      1999
----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby    Board member        Chief Executive Officer,        Hybridon, Inc.
901 S. Marquette Ave.   since 2002          RiboNovix, Inc. since 2003      (biotechnology);
Minneapolis, MN 55402                       (biotechnology); former         American Healthways,
Age 62                                      President, Forester Biotech     Inc. (health management
                                                                            programs)
----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION           OTHER
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS         DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
William F. Truscott     Board member        President, Ameriprise
53600 Ameriprise        since 2001,         Certificate Company since
Financial Center        Vice President      2006; President - U.S. Asset
Minneapolis, MN 55474   since 2002          Management and Chief
Age 46                                      Investment Officer,
                                            Ameriprise Financial, Inc.
                                            and President, Chairman of
                                            the Board and Chief
                                            Investment Officer,
                                            RiverSource Investments, LLC
                                            since 2005; Senior Vice
                                            President - Chief Investment
                                            Officer, Ameriprise
                                            Financial, Inc. and Chairman
                                            of the Board and Chief
                                            Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 65

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President the Fund's other officers are:

FUND OFFICERS

NAME,                   POSITION HELD
ADDRESS,                WITH FUND AND       PRINCIPAL OCCUPATION
AGE                     LENGTH OF SERVICE   DURING PAST FIVE YEARS
-------------------------------------------------------------------------
Jeffrey P. Fox          Treasurer           Vice President - Investment
105 Ameriprise          since 2002          Accounting, Ameriprise
Financial Center                            Financial, Inc., since 2002;
Minneapolis, MN 55474                       Vice President - Finance,
Age 51                                      American Express Company,
                                            2000-2002
-------------------------------------------------------------------------
Michelle M. Keeley      Vice President      Executive Vice President -
172 Ameriprise          since 2004          Equity and Fixed Income,
Financial Center                            Ameriprise Financial, Inc.
Minneapolis, MN 55474                       and RiverSource Investments,
Age 42                                      LLC since 2006; Vice
                                            President - Investments,
                                            Ameriprise Certificate
                                            Company since 2003; Senior
                                            Vice President - Fixed
                                            Income, Ameriprise Financial,
                                            Inc., 2002-2006 and
                                            RiverSource Investments, LLC,
                                            2004-2006; Managing Director,
                                            Zurich Global Assets,
                                            2001-2002
-------------------------------------------------------------------------
Patrick T. Bannigan     President           Senior Vice President - Asset
172 Ameriprise          since 2006          Management, RiverSource
Financial Center                            Investments, LLC since 2006;
Minneapolis, MN 55474                       Managing Director and Global
Age 41                                      Head of Product, Morgan
                                            Stanley Investment
                                            Management, 2004-2006;
                                            President, Touchstone
                                            Investments, 2002-2004;
                                            Director of Strategic
                                            Planning, Evergreen
                                            Investments, 1995-2002
-------------------------------------------------------------------------
Leslie L. Ogg           Vice President      President of Board Services
901 S. Marquette Ave.   and Secretary       Corporation
Minneapolis, MN 55402   since 1978
Age 68
-------------------------------------------------------------------------
Jennifer D. Lammers     Chief Compliance    U.S. Asset Management Chief
172 Ameriprise          Officer since       Compliance Officer,
Financial Center        2006                RiverSource Investments, LLC
Minneapolis, MN 55474                       since 2006; Director - Mutual
Age 45                                      Funds, Voyageur Asset
                                            Management, 2003-2006;
                                            Director of Finance, Voyageur
                                            Asset Management, 2000-2003
-------------------------------------------------------------------------
Scott R. Plummer        General Counsel     Vice President and Chief
5228 Ameriprise         since 2006          Counsel - Asset Management,
Financial Center                            Ameriprise Financial, Inc.
Minneapolis, MN 55474                       since 2005; Vice President,
Age 47                                      General Counsel and
                                            Secretary, Ameriprise
                                            Certificate Company since
                                            2005; Vice President - Asset
                                            Management Compliance,
                                            Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice
                                            President and Chief
                                            Compliance Officer, U.S.
                                            Bancorp Asset Management,
                                            2002-2004; Second Vice
                                            President and Assistant
                                            General Counsel, Hartford
                                            Life, 2001-2002
-------------------------------------------------------------------------
Neysa M. Alecu          Anti-Money          Compliance Director and
2934 Ameriprise         Laundering          Anti-Money Laundering
Financial Center        Officer since       Officer, Ameriprise
Minneapolis, MN 55474   2004                Financial, Inc. since 2004;
Age 42                                      Manager Anti-Money
                                            Laundering, Ameriprise
                                            Financial, Inc., 2003-2004;
                                            Compliance Director and Bank
                                            Secrecy Act Officer, American
                                            Express Centurion Bank,
                                            2000-2003
-------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

66 RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC ALLOCATION FUND - 2006 ANNUAL REPORT 67

RIVERSOURCE(SM) STRATEGIC ALLOCATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                         This report must be accompanied or preceded by the
                         Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors,
                         Inc. and Ameriprise Financial Services, Inc.,
                         Members NASD, and managed by RiverSource
RIVERSOURCE [LOGO](SM)   Investments, LLC. These companies are part of
      INVESTMENTS        Ameriprise Financial, Inc.

                                                             S-6141 AC (11/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Sept. 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Strategic Allocation Series, Inc. were as follows:

                  2006 - $36,300;                       2005 - $12,000

(b) Audit - Related Fees. The fees paid for the years ended Sept. 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Strategic Allocation Series, Inc. were as follows:

                  2006 - $314;                          2005 - $227

(c) Tax Fees. The fees paid for the years ended Sept. 30, to KPMG LLP for tax compliance related services for RiverSource Strategic Allocation Series, Inc. were as follows:

                  2006 - $2,798;                        2005 - $3,160

(d) All Other Fees. The fees paid for the years ended Sept. 30, to KPMG LLP for additional professional services rendered in connection to proxy filing for RiverSource Strategic Allocation Series, Inc. were as follows:

                  2006 - $769;                          2005 - $189


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Sept. 30, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $33,067;                       2005 - $90,349

         The fees paid for the years ended Sept. 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $29,500;                       2005 - $87,000

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 10/1/04 - 9/30/05
 2006 represents bills paid 10/1/05 - 9/30/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 4, 2006